UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a Copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Item 1. The Consolidated Schedule of Investments.

The Consolidated Schedule of Investments is attached herewith.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited)

June 30, 2014

Security Description	Shares	Value

INVESTMENT IN SECURITIES — 54.7%
COMMON STOCK — 36.6%
Austria — 0.1%
Specialty Finance — 0.1%
Erste Group Bank AG	5,270	$170,447

Total Austria		170,447

Belgium — 0.2%
Banking — 0.1%
KBC Groep NV (a)	3,494	190,178

Consumer Products — 0.0%
Anheuser-Busch InBev NV	1,390	159,689

Insurance — 0.1%
Ageas	9,692	386,658

Total Belgium		736,525

Bermuda — 0.4%
Insurance — 0.2%
Assured Guaranty Ltd.	17,900	438,550
Axis Capital Holdings Ltd.	1,900	84,132
Blue Capital Reinsurance Holdings Ltd.	100	1,970
Third Point Reinsurance Ltd. (a)	300	4,578
Validus Holdings Ltd.	1,500	57,360

		586,590

Semiconductors — 0.0%
Marvell Technology Group Ltd.	3,200	45,856

Technology Services — 0.0%
Genpact Ltd. (a)	1,900	33,307

Transportation & Logistics — 0.2%
Knightsbridge Tankers Ltd.	1,200	17,028
Teekay Corp.	8,100	504,225

		521,253

Total Bermuda		1,187,006

Brazil — 0.2%
Consumer Products — 0.2%
AMBEV SA ADR	61,100	430,144

Oil, Gas & Coal — 0.0%
Cosan Ltd. A Shares	8,638	117,131

Total Brazil		547,275

Canada — 0.2%
Consumer Products — 0.0%
SunOpta, Inc. (a)	400	5,632

Design Manufacturing & Distribution — 0.0%
Celestica, Inc. (a)	2,200	27,632

Forest & Paper Products — 0.0%
Domtar Corp.	300	12,855
Mercer International, Inc. (a)	600	6,300
Resolute Forest Products, Inc. (a)	400	6,712

		25,867

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Hardware — 0.1%
BlackBerry Ltd. (a)	14,500	$148,480
Dragonwave, Inc.	200	420

		148,900

Industrial Distribution — 0.0%
MFC Industrial Ltd.	100	765

Metals & Mining — 0.0%
Alexco Resource Corp. (a)	100	126
Eldorado Gold Corp.	100	764
Goldcorp, Inc.	900	25,119
IAMGOLD Corp.	13,300	54,796
Kinross Gold Corp. (a)	13,100	54,234
Nevsun Resources Ltd.	1,900	7,125
New Gold, Inc. (a)	500	3,185
Taseko Mines Ltd. (a)	600	1,500

		146,849

Oil, Gas & Coal — 0.1%
Advantage Oil & Gas Ltd. (a)	1,400	9,408
PrairieSky Royalty Ltd.	6,600	239,989
Precision Drilling Corp.	2,500	35,400

		284,797

Retail Discretionary — 0.0%
Dominion Diamond Corp. (a)	2,400	34,680
Lululemon Athletica, Inc. (a)	1,100	44,528

		79,208

Waste & Environmental Service Equipment & Facility — 0.0%
Progressive Waste Solutions Ltd.	900	23,103

Total Canada		742,753

Chile — 0.0%
Real Estate Operation & Services — 0.0%
Parque Arauco SA	30,365	55,155

Total Chile		55,155

China — 0.6%
Automotive — 0.0%
China Automotive Systems, Inc.	300	2,607

Chemicals — 0.0%
Gulf Resources, Inc. (a)	100	214
Yongye International, Inc. (a)	1,100	7,711

		7,925

Consumer Discretionary Services — 0.0%
TAL Education Group ADR (a)	200	5,500

Design Manufacturing & Distribution — 0.0%
Nam Tai Property, Inc.	200	1,508

Health Care Facilities/Services — 0.0%
WuXi PharmaTech Cayman, Inc. ADR (a)	100	3,286

Insurance — 0.0%
CNINSURE, Inc. ADR (a)	200	1,372

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Media Content — 0.6%
Baidu, Inc. ADR (a)	100	$18,681
Perfect World Co. Ltd. ADR	400	7,852
Phoenix New Media Ltd. ADR (a)	600	6,426
Qihoo 360 Technology Co. Ltd. ADR (a)	6,992	643,544
Sohu.com, Inc. (a)	100	5,769
SouFun Holdings Ltd. ADR	21,348	208,997
Tencent Holdings Ltd.	50,000	762,541

		1,653,810

Real Estate Operation & Services — 0.0%
E-House China Holdings Ltd. ADR	700	6,055
Xinyuan Real Estate Co. ADR	2,900	12,238

		18,293

Renewable Energy — 0.0%
JA Solar Holdings Co. Ltd. ADR (a)	100	1,086
Trina Solar Ltd. ADR (a)	3,500	44,905

		45,991

Technology Services — 0.0%
iSoftStone Holdings Ltd. ADR (a)	2,500	13,650

Travel Lodging & Dining — 0.0%
Guangshen Railway Co. Ltd. ADR	200	3,724

Total China		1,757,666

Colombia — 0.0%
Oil, Gas & Coal — 0.0%
Pacific Rubiales Energy Corp.	1,896	38,522

Total Colombia		38,522

Denmark — 0.1%
Consumer Discretionary Services — 0.1%
ISS A/S (a)	7,095	253,446

Total Denmark		253,446

France — 0.2%
Banking — 0.2%
BNP Paribas SA	2,985	202,508
Credit Agricole SA	17,271	243,587
Societe Generale SA	4,517	236,612

Total France		682,707

Germany — 0.4%
Automotive — 0.0%
Volkswagen AG (b)	158	40,847

Health Care Facilities/Services — 0.3%
Fresenius SE & Co. KGaA	6,493	968,215

Real Estate Operation & Services — 0.1%
Deutsche Wohnen AG	2,739	59,071
LEG Immobilien AG	1,767	119,030

		178,101

Total Germany		1,187,163

Greece — 0.0%
Transportation & Logistics — 0.0%
Diana Shipping, Inc. (a)	1,100	11,979
Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc.	100	371
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc.	1,300	13,156

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Safe Bulkers, Inc.	1,500	$14,640
StealthGas, Inc. (a)	1,100	12,210
Tsakos Energy Navigation Ltd.	1,800	12,042

Total Greece		64,398

Hong Kong — 0.2%
Insurance — 0.1%
AIA Group Ltd.	43,000	216,099

Travel Lodging & Dining — 0.1%
Melco Crown Entertainment Ltd. ADR (c)	6,681	238,578

Total Hong Kong		454,677

Ireland — 1.4%
Asset Management — 0.2%
Henderson Group PLC	155,029	639,413

Biotechnology & Pharmaceuticals — 0.8%
Endo International PLC (a),(d)	7,078	495,602
Jazz Pharmaceuticals PLC (a),(d)	2,500	367,525
Mallinckrodt PLC (a)	16,105	1,288,722
Perrigo Co. PLC	502	73,171
Shire PLC ADR (e)	799	188,156

		2,413,176

Electrical Equipment — 0.3%
Allegion PLC	1,028	58,267
Ingersoll-Rand PLC	12,811	800,816

		859,083

Medical Equipment/Devices — 0.0%
Covidien PLC (c)	1,600	144,288

Real Estate Investment Trust (REIT) — 0.1%
Hibernia REIT PLC (a)	135,494	205,940

Total Ireland		4,261,900

Isle of Man— 0.0%
Media Content — 0.0%
Eros International PLC (a)	200	3,034

Total Isle of Man		3,034

Israel — 0.1%
Biotechnology & Pharmaceutical — 0.1%
Teva Pharmaceutical Industries Ltd. ADR	6,120	320,810

Electrical Equipment — 0.0%
Orbotech Ltd. (a)	2,000	30,360

Semiconductors — 0.0%
EZchip Semiconductor Ltd. (a)	800	20,616
Nova Measuring Instruments Ltd. (a)	500	6,005
Tower Semiconductor Ltd. (a)	100	908

		27,529

Software — 0.0%
Sapiens International Corp. NV (a)	100	800

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Technology Services — 0.0%
Clicksoftware Technologies Ltd.	100	$807
Magic Software Enterprises Ltd.	600	4,494

		5,301

Total Israel		384,800

Italy — 0.2%
Asset Management — 0.0%
Anima Holding SpA (a)	13,946	84,176

Banking — 0.0%
FinecoBank SpA	16,200	82,076

Home & Office Products — 0.0%
De’Longhi SpA	2,141	46,320

Technology Services — 0.1%
Cerved Information Solutions SpA (a)	15,851	107,222

Telecommunication — 0.1%
Telecom Italia SpA (a)	105,175	133,215

Total Italy		453,009

Japan — 1.4%
Asset Management — 0.0%
Daiwa Securities Group, Inc.	1,000	8,657

Automotive — 0.1%
Aisin Seiki Co. Ltd.	200	7,956
Honda Motor Co. Ltd.	200	6,983
Isuzu Motors Ltd.	28,000	185,183
Toyota Motor Corp.	100	6,006

		206,128

Banking — 0.3%
Mitsubishi UFJ Financial Group, Inc.	45,400	278,302
Mizuho Financial Group, Inc.	50,400	103,482
Resona Holdings, Inc.	30,300	176,467
Shinsei Bank Ltd.	129,000	290,331
Sumitomo Mitsui Financial Group, Inc.	200	8,379

		856,961

Consumer Products — 0.1%
Asahi Group Holdings Ltd.	10,500	329,599

Distribution/Wholesale — Consumer Staples — 0.0%
Mitsubishi Corp.	4,200	87,354

Electrical Equipment — 0.2%
Hitachi Ltd.	6,000	43,946
Mitsubishi Heavy Industries Ltd.	97,000	605,143

		649,089

Hardware — 0.0%
Sony Corp. ADR	2,300	38,571

Industrial Distribution — 0.1%
Sumitomo Corp.	32,600	440,223

Machinery — 0.2%
Komatsu Ltd.	11,300	262,352
Kubota Corp.	23,786	337,167

		599,519

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Oil, Gas & Coal — 0.1%
ITOCHU Corp.	16,200	$208,047

Real Estate Investment Trust (REIT) — 0.1%
Industrial & Infrastructure Fund Investment Corp.	28	250,689

Real Estate Operation & Services — 0.0%
Mitsui Fudosan Co. Ltd.	3,800	128,136

Retail Staples — 0.0%
Seven & I Holdings Co. Ltd.	2,500	105,325

Specialty Finance — 0.1%
Aiful Corp. (a)	28,100	181,129

Telecommunication — 0.1%
KDDI Corp.	3,100	189,081

Travel Lodging & Dining — 0.0%
Japan Airlines Co. Ltd.	200	11,056

Total Japan		4,289,564

Luxembourg — 0.1%
Real Estate Operation & Services — 0.1%
GAGFAH SA (a)	10,284	187,219

Telecommunication — 0.0%
Intelsat SA (a)	200	3,768

Total Luxembourg		190,987

Mexico — 0.1%
Banking — 0.0%
Grupo Financiero Banorte SAB de CV O Shares	1,908	13,647

Engineering & Construction Services — 0.0%
OHL Mexico SAB de CV (a)	30,676	94,131

Real Estate Investment Trusts (REITs) — 0.1%
Mexico Real Estate Management SA de CV	11,648	24,142
Prologis Property Mexico SA de CV (a)	76,135	161,560
TF Administradora Industrial S de RL de CV	10,799	24,306

		210,008

Real Estate Operation & Services — 0.0%
Corp. Inmobiliaria Vesta SAB de CV	21,174	44,393

Retail Discretionary — 0.0%
Grupo Sanborns SA de CV	4,245	7,827

Travel Lodging & Dining — 0.0%
Hoteles City Express SAB de CV (a)	15,931	28,771

Total Mexico		398,777

Netherlands — 1.3%
Engineering & Construction Services — 0.0%
Chicago Bridge & Iron Co. NV	700	47,740

Insurance — 0.7%
Aegon NV	6,000	52,620
Delta Lloyd NV	17,350	440,462
ING Groep NV CVA (a)	102,799	1,444,225

		1,937,307

Machinery — 0.0%
Sensata Technologies Holding NV (a)	700	32,746

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Media Content — 0.2%
Yandex NV A Shares (a)	13,312	$474,440
Ziggo NV	2,272	105,060

		579,500

Medical Equipment/Devices — 0.0%
Tornier NV (a)	100	2,338

Metals & Mining — 0.0%
Constellium NV Class A (a)	600	19,236

Semiconductors — 0.0%
NXP Semiconductor NV (a)	300	19,854

Software — 0.0%
AVG Technologies NV (a)	3,500	70,455

Specialty Finance — 0.4%
AerCap Holdings NV (a),(c)	28,300	1,296,140

Total Netherlands		4,005,316

Norway — 0.1%
Banking — 0.1%
DNB ASA	14,990	274,196
SpareBank 1 SR Bank ASA	15,485	150,840

		425,036

Transportation & Logistics — 0.0%
Ship Finance International Ltd.	600	11,154

Total Norway		436,190

Panama — 0.0%
Travel Lodging & Dining — 0.0%
Copa Holdings SA Class A	500	71,285

Total Panama		71,285

Poland — 0.1%
Banking — 0.1%
Alior Bank SA (a)	10,760	294,076

Total Poland		294,076

Puerto Rico — 0.1%
Banking — 0.0%
Popular, Inc. (a)	900	30,762

Health Care Facilities/Services — 0.0%
Triple-S Management Corp. B Shares (a)	1,900	34,067

Technology Services — 0.1%
EVERTEC, Inc. (c)	6,500	157,560

Total Puerto Rico		222,389

Republic of Korea — 0.0%
Semiconductors — 0.0%
Magnachip Semiconductor Corp. (a)	300	4,230

Total Republic of Korea		4,230

Singapore — 0.1%
Design Manufacturing & Distribution — 0.1%
Flextronics International Ltd. (a),(c)	16,600	183,762

Machinery — 0.0%
China Yuchai International Ltd.	1,100	23,342

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Real Estate Investment Trusts (REITs) — 0.0%
Ascendas Real Estate Investment Trust	3,000	$5,534
CapitaCommercial Trust	11,000	14,997
CapitaMall Trust	3,000	4,752
CDL Hospitality Trusts	4,000	5,646
Mapletree Logistics Trust	7,000	6,540
Suntec Real Estate Investment Trust	4,000	5,806

		43,275

Semiconductors — 0.0%
Kulicke & Soffa Industries, Inc. (a)	7,200	102,672

Total Singapore		353,051

South Africa — 0.1%
Health Care Facilities/Services — 0.1%
Discovery Ltd.	23,197	211,903

Metals & Mining — 0.0%
Gold Fields Ltd. ADR	6,200	23,064
Harmony Gold Mining Co. Ltd. ADR (a)	7,100	21,087

		44,151

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a)	3,300	37,554

Total South Africa		293,608

Spain — 0.0%
Biotechnology & Pharmaceutical — 0.0%
Grifols SA ADR	400	17,620

Engineering & Construction Services — 0.0%
Abertis Infraestructuras SA	736	16,936

Total Spain		34,556

Sweden — 0.0%
Telecommunication — 0.0%
Com Hem Holding AB (a)	6,382	60,176

Total Sweden		60,176

Switzerland — 1.1%
Asset Management — 0.1%
Julius Baer Group Ltd.	2,716	111,972

Biotechnology & Pharmaceutical — 0.4%
Roche Holding AG (b),(d)	4,381	1,306,692

Electrical Equipment — 0.3%
Tyco International Ltd.	20,492	934,435

Engineering & Construction Services — 0.1%
Foster Wheeler AG (c)	7,100	241,897

Institutional Financial Service — 0.1%
UBS AG	15,278	280,304

Retail Discretionary — 0.0%
Dufry AG (a)	492	89,434

Specialty Finance — 0.0%
Cembra Money Bank AG	1,348	85,124

Transportation & Logistics — 0.1%
Flughafen Zuerich AG	372	228,620

Total Switzerland		3,278,478

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Taiwan — 0.0%
Semiconductors — 0.0%
ChipMOS Technologies Bermuda Ltd.	1,400	$33,782
Silicon Motion Technology Corp. ADR	200	4,086

Total Taiwan		37,868

United Kingdom — 0.8%
Biotechnology & Pharmaceutical — 0.0%
GlaxoSmithKline PLC ADR (c)	1,900	101,612

Institutional Financial Service — 0.1%
Standard Chartered PLC	14,067	287,447

Insurance — 0.1%
St James’s Place PLC	30,780	401,398

Media Content — 0.4%
Liberty Global PLC (a)	26,122	1,105,222

Real Estate — 0.1%
Kennedy Wilson Europe Real Estate PLC (a)	17,765	334,433

Telecommunication — 0.1%
Vodafone Group PLC ADR (b)	9,200	307,188

Transportation & Logistics — 0.0%
Navigator Holdings Ltd. (a)	100	2,938

Total United Kingdom		2,540,238

United States — 27.0%
Aerospace & Defense — 0.3%
Alliant Techsystems, Inc. (b)	3,700	495,504
Exelis, Inc.	5,700	96,786
Huntington Ingalls Industries, Inc.	100	9,459
Orbital Sciences Corp. (a)	1,600	47,280
Spirit Aerosystems Holdings, Inc. Class A (a)	500	16,850
Textron, Inc.	300	11,487
TransDigm Group, Inc. (b)	2,100	351,246

		1,028,612

Apparel & Textile Products — 0.0%
Crocs, Inc. (a)	100	1,503
Deckers Outdoor Corp. (a)	100	8,633
Perry Ellis International, Inc. (a)	100	1,744
Ralph Lauren Corp.	100	16,069
RG Barry Corp.	200	3,790
Steven Madden Ltd. (a)	200	6,860

		38,599

Asset Management — 0.6%
Artisan Partners Asset Management, Inc. Class A	4,600	260,728
BlackRock, Inc.	675	215,730
Calamos Asset Management, Inc. Class A	400	5,356
Carlyle Group LP (The)	3,482	118,249
Charles Schwab Corp. (The) (b)	39,920	1,075,045
Virtus Investment Partners, Inc.	1,000	211,750

		1,886,858

Automotive — 0.4%
BorgWarner, Inc. (d)	5,319	346,746
Fuel Systems Solutions, Inc. (a)	100	1,114
General Motors Co.	5,264	191,083
Lear Corp.	300	26,796
Modine Manufacturing Co. (a)	100	1,574

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Motorcar Parts of America, Inc. (a)	700	$17,045
Tesla Motors, Inc. (a),(d)	1,670	400,900
Tower International, Inc. (a)	2,200	81,048
TRW Automotive Holdings Corp. (a),(c)	1,500	134,280

		1,200,586

Banking — 1.5%
Arrow Financial Corp.	100	2,594
Bank Mutual Corp.	500	2,900
Beneficial Mutual Bancorp, Inc. (a)	17,500	237,300
BofI Holding, Inc. (a)	200	14,694
Boston Private Financial Holdings, Inc.	100	1,344
Centerstate Banks, Inc.	1,700	19,040
Central Pacific Financial Corp.	1,000	19,850
Charter Financial Corp.	4,900	54,390
Chemical Financial Corp.	900	25,272
Citigroup, Inc. (b)	16,300	767,730
ConnectOne Bancorp, Inc. (a)	300	14,967
Dime Community Bancshares, Inc.	300	4,737
EverBank Financial Corp.	14,900	300,384
Farmers Capital Bank Corp. (a)	100	2,259
First Busey Corp.	200	1,162
First Financial Bancorp	300	5,163
First Financial Northwest, Inc.	200	2,174
First Interstate Bancsystem, Inc.	300	8,154
First Republic Bank	4,489	246,850
First Security Group, Inc. (a)	500	1,085
Independent Bank Corp.	1,300	16,731
Investar Holding Corp.	1,200	16,800
Investors Bancorp, Inc.	25,800	285,090
MB Financial, Inc.	100	2,705
National Penn Bancshares, Inc.	200	2,116
Northfield Bancorp, Inc.	200	2,622
Old National Bancorp	1,900	27,132
PNC Financial Services Group, Inc. (The) (b)	6,100	543,205
Provident Financial Holdings, Inc.	100	1,454
Regions Financial Corp.	2,900	30,798
Seacoast Banking Corp. of Florida (a)	100	1,087
Stock Yards Bancorp, Inc.	100	2,990
Sun Bancorp, Inc. (a)	100	401
Susquehanna Bancshares, Inc.	100	1,056
Taylor Capital Group, Inc. (a)	100	2,138
TCF Financial Corp.	300	4,911
Tristate Capital Holdings, Inc. (a)	400	5,652
TrustCo Bank Corp.	1,000	6,680
Trustmark Corp.	500	12,345
United Community Financial Corp. (a)	100	413
Waterstone Financial, Inc.	1,200	13,692
Wells Fargo & Co. (b),(c)	27,836	1,463,060
Westfield Financial, Inc.	1,100	8,206
Wilshire Bancorp, Inc.	300	3,081
Yadkin Financial Corp. (a)	100	1,884
Zions BanCorp. (b)	18,100	533,407

		4,721,705

Biotechnology & Pharmaceuticals — 4.6%
AbbVie, Inc. (d)	232	13,094
Achillion Pharmaceuticals, Inc. (a)	500	3,785
Actavis PLC (a),(c),(d)	11,299	2,520,242
Albany Molecular Research, Inc. (a)	800	16,096
Alexion Pharmaceuticals, Inc. (a),(d)	7,700	1,203,125
Allergan, Inc.	5,018	849,146

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
AMAG Pharmaceuticals, Inc. (a)	100	$2,072
ArQule, Inc. (a)	500	775
BioCryst Pharmaceuticals, Inc. (a)	900	11,475
Biogen Idec, Inc. (a),(d)	2,300	725,213
Cubist Pharmaceuticals, Inc. (a),(d)	13,500	942,570
Dyax Corp. (a)	600	5,760
Forest Laboratories, Inc. (a)	700	69,300
Gilead Sciences, Inc. (a),(d),(e)	16,200	1,343,142
Incyte Corp. Ltd. (a)	3,500	197,540
Medivation, Inc. (a),(d)	10,600	817,048
Merck & Co., Inc. (d)	13,900	804,115
Mylan, Inc. (a),(d)	14,200	732,152
Omega Protein Corp. (a)	200	2,736
Omeros Corp. (a)	500	8,700
Pfizer, Inc.	5,057	150,092
Questcor Pharmaceuticals, Inc. (b)	5,500	508,695
Receptos, Inc. (a)	200	8,520
Rigel Pharmaceuticals, Inc. (a)	1,100	3,993
Salix Pharmaceuticals Ltd. (a),(b),(d)	11,336	1,398,296
Sciclone Pharmaceuticals, Inc. (a)	500	2,630
Targacept, Inc. (a)	1,200	5,412
Valeant Pharmaceuticals International, Inc. (a),(b),(d)	8,576	1,081,605
Vertex Pharmaceuticals, Inc. (a),(d)	5,900	558,612
Vical, Inc. (a)	100	122

		13,986,063

Chemicals — 0.2%
Calgon Carbon Corp. (a)	100	2,233
Chemtura Corp. (a)	700	18,291
GrafTech International Ltd. (a)	200	2,092
Intrepid Potash, Inc. (a)	900	15,084
OM Group, Inc.	200	6,486
Rockwood Holdings, Inc. (c)	5,200	395,148
WR Grace & Co. (a),(b)	3,434	324,616

		763,950

Construction Materials — 0.1%
Headwaters, Inc. (a)	200	2,778
Martin Marietta Materials, Inc. (c)	1,100	145,255
Owens Corning	500	19,340
Texas Industries, Inc. (a),(b)	1,500	138,540

		305,913

Consumer Discretionary Services — 0.4%
American Public Education, Inc. (a)	200	6,876
AMN Healthcare Services, Inc. (a)	100	1,230
Apollo Education Group, Inc. (a)	4,100	128,125
Brady Corp. Class A	100	2,987
Corinthian Colleges, Inc. (a)	100	30
Courier Corp.	100	1,492
DeVry Education Group, Inc.	1,200	50,808
FTI Consulting, Inc. (a)	1,700	64,294
H&R Block, Inc. (b)	19,589	656,623
Hackett Group, Inc. (The)	200	1,194
Insperity, Inc.	100	3,300
Intersections, Inc.	400	1,968
ITT Educational Services, Inc. (a)	100	1,669
K12, Inc. (a)	200	4,814
Manpowergroup, Inc. (c)	2,400	203,640
PRGX Global, Inc. (a)	1,300	8,307
Resources Connection, Inc.	100	1,311
Towers Watson & Co. Class A	200	20,846

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
TriNet Group, Inc. (a)	100	$2,407
TrueBlue, Inc. (a)	200	5,514

		1,167,435

Consumer Products — 0.3%
Annie’s, Inc. (a)	100	3,382
Chiquita Brands International, Inc. (a)	100	1,085
Coca-Cola Enterprises, Inc. (b)	14,313	683,875
Constellation Brands, Inc. Class A (a)	200	17,626
Female Health Co. (The)	200	1,102
Mondelez International, Inc.	7,571	284,745
Pinnacle Foods, Inc.	200	6,580
Vector Group Ltd.	1,500	31,020

		1,029,415

Containers & Packaging — 0.3%
Berry Plastics Group, Inc. (a),(c)	11,500	296,700
Crown Holdings, Inc. (a),(b)	9,500	472,720
Graphic Packaging Holding Co. (a)	600	7,020
Owens-Illinois, Inc. (a)	2,900	100,456
Sealed Air Corp. (c)	2,100	71,757

		948,653

Design Manufacturing & Distribution — 0.0%
Plexus Corp. (a)	500	21,645

Distributors — 0.1%
Ingram Micro, Inc. Class A (a)	6,100	178,181
Insight Enterprises, Inc. (a)	300	9,222

		187,403

Electrical Equipment — 0.1%
Argan, Inc.	100	3,729
Checkpoint Systems, Inc. (a)	200	2,798
General Electric Co.	9,630	253,076
Houston Wire & Cable Co.	100	1,241
Itron, Inc. (a)	300	12,165

		273,009

Engineering & Construction Services — 0.3%
AECOM Technology Corp. (a)	1,800	57,960
Jacobs Engineering Group, Inc. (a),(c)	4,500	239,760
KBR, Inc. (b),(c)	21,000	500,850
Quanta Services, Inc. (a)	1,000	34,580
Tutor Perini Corp. (a)	200	6,348
URS Corp.	1,300	59,605

		899,103

Forest & Paper Products — 0.0%
KapStone Paper and Packaging Corp. (a)	400	13,252

Hardware — 1.2%
Apple, Inc. (b),(d)	22,444	2,085,721
Brocade Communications Systems, Inc.	3,300	30,360
CommScope Holding Co., Inc. (a)	7,500	173,475
Corning, Inc. (c)	7,400	162,430
Cray, Inc. (a)	100	2,660
Dolby Laboratories, Inc. Class A (a)	1,900	82,080
DTS, Inc. (a)	300	5,523
F5 Networks, Inc. (a)	800	89,152
Harmonic, Inc. (a)	1,400	10,444
Imation Corp. (a)	200	688

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Immersion Corp. (a)	600	$7,632
Juniper Networks, Inc. (a),(b)	20,300	498,162
Knowles Corp. (a)	1,000	30,740
NetApp, Inc. (b)	7,900	288,508
NETGEAR, Inc. (a)	100	3,477
PC-Tel, Inc.	700	5,663
Pitney Bowes, Inc.	500	13,810
Polycom, Inc. (a)	1,000	12,530
QLogic Corp. (a)	1,900	19,171
Riverbed Technology, Inc. (a)	3,600	74,268
TiVo, Inc. (a)	3,600	46,476
Sanmina Corp. (a)	400	9,112
Sonus Networks, Inc. (a)	600	2,154
TTM Technologies, Inc. (a)	100	820

		3,655,056

Health Care Facilities/Services — 2.0%
Aetna, Inc. (d)	8,200	664,856
Amedisys, Inc. (a)	100	1,674
Brookdale Senior Living, Inc. (a)	2,500	83,350
Catamaran Corp. NPV (a),(d)	22,700	1,002,432
Centene Corp. (a)	100	7,561
Charles River Laboratories International, Inc. (a)	100	5,352
DaVita HealthCare Partners, Inc. (a),(d)	3,037	219,636
Emeritus Corp. (a)	2,300	72,795
Five Star Quality Care, Inc. (a)	500	2,505
Genomic Health, Inc. (a)	100	2,740
HCA Holdings, Inc. (a),(b),(d)	22,600	1,274,188
Health Net, Inc. (a),(c)	8,600	357,244
Healthways, Inc. (a)	100	1,754
Magellan Health Services, Inc. (a)	500	31,120
McKesson Corp. (d)	5,300	986,913
Molina Healthcare, Inc. (a)	100	4,463
Omnicare, Inc.	11,509	766,154
PharMerica Corp. (a)	200	5,718
Quintiles Transnational Holdings, Inc. (a)	100	5,329
RadNet, Inc. (a)	400	2,652
Select Medical Holdings Corp.	1,700	26,520
UnitedHealth Group, Inc. (b),(d)	6,800	555,900
Universal American Corp.	800	6,664
Universal Health Services, Inc. Class B	300	28,728
WellCare Health Plans, Inc. (a)	1,200	89,592

		6,205,840

Home & Office Products — 0.1%
ACCO Brands Corp. (a)	500	3,205
American Woodmark Corp. (a)	100	3,187
Blount International, Inc. (a)	300	4,233
Mohawk Industries, Inc. (a)	2,370	327,866
PulteGroup, Inc.	1,500	30,240
Whirlpool Corp. (c)	300	41,766

		410,497

Industrial Distribution — 0.2%
HD Supply Holdings, Inc. (a),(b)	18,000	511,020

Institutional Financial Service — 0.1%
Cowen Group, Inc. Class A (a)	300	1,266
INTL. FCStone, Inc. (a)	200	3,984
JPMorgan Chase & Co.	3,819	220,051
Piper Jaffray Cos. (a)	100	5,177

		230,478

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Insurance — 1.3%
Allstate Corp. (The) (b)	2,900	$170,288
American Financial Group, Inc.	300	17,868
American International Group, Inc. (c)	33,188	1,811,401
Ameriprise Financial, Inc.	2,700	324,000
AmTrust Financial Services, Inc.	100	4,181
Employers Holdings, Inc.	200	4,236
Hartford Financial Services Group, Inc.	13,100	469,111
Kemper Corp.	100	3,686
MBIA, Inc. (a)	1,000	11,040
Old Republic International Corp.	100	1,654
OneBeacon Insurance Group Ltd. Class A	400	6,216
Primerica, Inc.	5,400	258,390
Progressive Corp. (The)	7,400	187,664
Prudential Financial, Inc.	2,300	204,171
RPX Corp. (a)	800	14,200
Symetra Financial Corp.	100	2,274
Unum Group (c)	800	27,808
Voya Financial, Inc. (b)	13,700	497,858

		4,016,046

Iron & Steel — 0.0%
AM Castle & Co. (a)	100	1,104
Steel Dynamics, Inc.	1,400	25,130
SunCoke Energy, Inc. (a)	400	8,600

		34,834

Machinery — 0.1%
Federal Signal Corp.	300	4,395
ITT Corp.	1,200	57,720
Joy Global, Inc. (c)	2,600	160,108
Kennametal, Inc.	200	9,256
Parker Hannifin Corp. (c)	100	12,573
Rexnord Corp. (a)	100	2,815
Rofin-Sinar Technologies, Inc. (a)	200	4,808
SPX Corp.	200	21,642

		273,317

Manufactured Goods — 0.0%
Global Brass & Copper Holdings, Inc.	100	1,690
Timken Co. (c)	1,400	94,976

		96,666

Media Content — 3.2%
Bankrate, Inc. (a)	300	5,262
Blucora, Inc. (a)	500	9,435
Boingo Wireless, Inc. (a)	1,700	11,611
CBS Corp. Class B (d)	7,322	454,989
Charter Communications, Inc. Class A (a),(c)	7,334	1,161,559
Clear Channel Outdoor Holdings, Inc. Class A	1,900	15,542
Comcast Corp. Class A	20,426	1,096,468
Conversant, Inc. (a)	500	12,700
Dice Holdings, Inc. (a)	1,000	7,610
DISH Network Corp. Class A (a),(b)	8,400	546,672
EchoStar Corp. Class A (a)	900	47,646
Facebook, Inc. Class A (a),(b),(c),(d)	24,477	1,647,057
Google, Inc. Class A (a)	187	109,333

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Google, Inc. Class C (a)	228	$131,164
Harte-Hanks, Inc.	1,000	7,190
John Wiley & Sons, Inc. Class A	100	6,059
Journal Communications, Inc. Class A (a)	1,600	14,192
Lamar Advertising Co. Class A	35,851	1,900,103
Lee Enterprises, Inc. (a)	100	445
McClatchy Co. (The) Class A (a)	200	1,110
Monster Worldwide, Inc. (a)	900	5,886
National CineMedia, Inc.	200	3,502
News Corp. Class A (a)	7,300	130,962
Nexstar Broadcasting Group, Inc. Class A	100	5,161
Omnicom Group, Inc. (b)	1,800	128,196
Orbitz Worldwide, Inc. (a)	3,100	27,590
Pandora Media, Inc. (a),(d)	7,492	221,014
priceline.com, Inc. (a),(b),(d)	672	808,416
Starz (a)	200	5,958
Time Warner Cable, Inc. (b)	3,500	515,550
Twenty-First Century Fox, Inc. Class A	3,186	111,988
Twitter, Inc. (a),(d)	5,853	239,798
Walt Disney Co. (The)	2,703	231,755

		9,621,923

Medical Equipment/Devices — 1.2%
Accuray, Inc. (a)	100	880
Affymetrix, Inc. (a)	100	891
Agilent Technologies, Inc. (b),(d)	14,700	844,368
AngioDynamics, Inc. (a)	400	6,532
Boston Scientific Corp. (a),(c),(d)	15,000	191,550
Bruker Corp. (a)	100	2,427
CareFusion Corp. (a),(d)	21,900	971,265
CONMED Corp.	100	4,415
CryoLife, Inc.	100	895
Danaher Corp. (b),(d)	9,200	724,316
Exactech, Inc. (a)	200	5,046
Harvard Bioscience, Inc. (a)	200	910
Hologic, Inc. (a),(d)	1,000	25,350
ICU Medical, Inc. (a)	100	6,081
Intuitive Surgical, Inc. (a),(d)	1,500	617,700
Luminex Corp. (a)	200	3,430
Masimo Corp. (a)	2,600	61,360
Medical Action Industries, Inc. (a)	100	1,373
Merit Medical Systems, Inc. (a)	100	1,510
Myriad Genetics, Inc. (a)	900	35,028
Natus Medical, Inc. (a)	200	5,028
St Jude Medical, Inc. (c)	2,300	159,275
Symmetry Medical, Inc. (a)	300	2,658
Thoratec Corp. (a)	100	3,486
Volcano Corp. (a)	100	1,761
Waters Corp. (a),(c),(d)	600	62,664

		3,740,199

Metals & Mining — 0.1%
Compass Minerals International, Inc.	800	76,592
Newmont Mining Corp.	3,000	76,320

		152,912

Oil, Gas & Coal — 0.9%
Abraxas Petroleum Corp. (a)	700	4,382
Approach Resources, Inc. (a)	300	6,819
Athlon Energy, Inc. (a)	2,600	124,020
Basic Energy Services, Inc. (a)	500	14,610
Bill Barrett Corp. (a)	3,400	91,052

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Cabot Oil & Gas Corp.	400	$13,656
Cheniere Energy, Inc. (a),(c)	4,600	329,820
Clayton Williams Energy, Inc. (a)	1,000	137,370
Cloud Peak Energy, Inc. (a)	500	9,210
CVR Energy, Inc.	5,200	250,588
Diamondback Energy, Inc. (a)	100	8,880
Dresser-Rand Group, Inc. (a)	600	38,238
Energen Corp.	200	17,776
EnLink Midstream LLC	800	33,328
EQT Corp. (b)	2,500	267,250
Key Energy Services, Inc. (a)	300	2,742
Magnum Hunter Resources Corp. (a)	2,700	22,140
Marathon Petroleum Corp. (c)	500	39,035
Mitcham Industries, Inc. (a)	200	2,796
MRC Global, Inc. (a)	700	19,803
Newfield Exploration Co. (a)	2,500	110,500
Newpark Resources, Inc. (a)	100	1,246
ONEOK, Inc.	300	20,424
Parsley Energy, Inc. Class A (a)	300	7,221
PDC Energy, Inc. (a)	2,300	145,245
Pioneer Energy Services Corp. (a)	1,100	19,294
Rowan Cos. PLC Class A	1,400	44,702
SM Energy Co.	200	16,820
Southwestern Energy Co. (a),(c)	2,900	131,921
Swift Energy Co. (a)	200	2,596
Targa Resources Corp. (c)	800	111,656
TransAtlantic Petroleum Ltd. (a)	300	3,417
Unit Corp. (a)	100	6,883
Warren Resources, Inc. (a)	2,700	16,740
Western Refining, Inc.	300	11,265
Westmoreland Coal Co. (a)	300	10,884
WPX Energy, Inc. (a),(b)	21,300	509,283

		2,603,612

Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc. (c)	1,000	77,640
American Assets Trust, Inc.	200	6,910
American Homes 4 Rent	2,300	40,848
American Residential Properties, Inc. (a)	3,200	60,000
American Tower Corp. (b),(d)	4,196	377,556
Apartment Investment & Management Co. Class A	800	25,816
Cedar Realty Trust, Inc.	800	5,000
Columbia Property Trust, Inc.	200	5,202
Crown Castle International Corp.	100	7,426
CyrusOne, Inc.	300	7,470
Empire State Realty Trust, Inc. Class A	300	4,950
Gladstone Commercial Corp.	3,300	58,971
Glimcher Realty Trust	1,000	10,830
Healthcare Trust of America, Inc. Class A (c)	9,500	114,380
Hospitality Properties Trust	1,400	42,560
iStar Financial, Inc. (a)	2,800	41,944
New Residential Investment Corp.	14,000	88,200
Plum Creek Timber Co., Inc.	4,600	207,460
Ramco-Gershenson Properties Trust	1,100	18,282
Retail Properties of America, Inc.	1,300	19,994
Select Income REIT	700	20,748
Silver Bay Realty Trust Corp.	400	6,528
Strategic Hotels & Resorts, Inc. (a)	1,000	11,710
Sunstone Hotel Investors, Inc.	600	8,958
Taubman Centers, Inc. (c)	2,400	181,944
Weyerhaeuser Co.	5,100	168,759

		1,620,086

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Real Estate Operation & Services — 0.3%
Forest City Enterprises, Inc. Class A (a),(b),(c)	24,100	$478,867
Forestar Group, Inc. (a)	100	1,909
Kennedy-Wilson Holdings, Inc.	10,700	286,974
Realogy Holdings Corp. (a)	500	18,855

		786,605

Recreation Facilities & Services — 0.0%
Carmike Cinemas, Inc. (a)	1,100	38,643
Live Nation Entertainment, Inc. (a)	200	4,938
Regal Entertainment Group Class A	2,400	50,640
SeaWorld Entertainment, Inc.	100	2,833
Town Sports International Holdings, Inc.	100	665

		97,719

Renewable Energy — 0.2%
Broadwind Energy, Inc. (a)	200	1,754
Renewable Energy Group, Inc. (a)	900	10,323
SolarCity Corp. (a),(d)	2,256	159,274
SunEdison, Inc. (a),(d)	23,341	527,506

		698,857

Retail Discretionary — 1.1%
1-800-Flowers.com, Inc. Class A (a)	700	4,060
Abercrombie & Fitch Co. Class A	1,800	77,850
Ascena Retail Group, Inc. (a)	300	5,130
AutoZone, Inc. (a)	100	53,624
Avis Budget Group, Inc. (a),(c)	8,000	477,520
Best Buy Co., Inc.	400	12,404
Buckle, Inc. (The)	100	4,436
Burlington Stores, Inc. (a)	2,900	92,394
Central Garden and Pet Co. Class A (a)	200	1,840
Citi Trends, Inc. (a)	700	15,022
eBay, Inc. (a)	2,158	108,029
Express, Inc. (a)	200	3,406
Ezcorp, Inc. Class A (a)	1,600	18,480
Finish Line, Inc. (The) Class A	300	8,922
Foot Locker, Inc. (b),(c)	9,400	476,768
GameStop Corp. Class A	2,800	113,316
Gap, Inc. (The) (c)	800	33,256
GNC Holdings, Inc. Class A	1,901	64,824
Guess?, Inc.	700	18,900
Hertz Global Holdings, Inc. (a)	11,195	313,796
JC Penney Co., Inc. (a)	400	3,620
L Brands, Inc. (b)	8,700	510,342
Lowe’s Cos., Inc.	974	46,742
Netflix, Inc. (a),(c),(d)	726	319,876
New York & Co., Inc. (a)	100	369
Pep Boys-Manny Moe & Jack (The) (a)	200	2,292
PetMed Express, Inc.	100	1,348
Regis Corp.	900	12,672
Ross Stores, Inc. (c)	800	52,904
Staples, Inc.	5,300	57,452
TJX Cos., Inc. (The)	100	5,315
Ulta Salon Cosmetics & Fragrance, Inc. (a),(c)	3,000	274,230
United Online, Inc.	900	9,360
Urban Outfitters, Inc. (a),(c)	4,500	152,370
Williams-Sonoma, Inc.	570	40,915
Zumiez, Inc. (a)	1,200	33,108

		3,426,892

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Retail Staples — 0.7%
Big Lots, Inc. (a)	2,800	$127,960
CVS Caremark Corp.	2,732	205,911
Dollar General Corp. (a)	984	56,442
Family Dollar Stores, Inc.	469	31,020
Rite Aid Corp. (a),(b)	48,400	347,028
TravelCenters of America LLC (a)	300	2,664
Walgreen Co. (b)	18,682	1,384,896

		2,155,921

Semiconductors — 0.6%
Alpha & Omega Semiconductor Ltd. (a)	100	927
Atmel Corp. (a)	800	7,496
Broadcom Corp. Class A (c)	4,500	167,040
Ceva, Inc. (a)	200	2,954
Cirrus Logic, Inc. (a)	500	11,370
Diodes, Inc. (a)	200	5,792
Entegris, Inc. (a)	100	1,375
Entropic Communications, Inc. (a)	100	333
Fairchild Semiconductor International, Inc. (a)	300	4,680
FormFactor, Inc. (a)	200	1,664
GSI Technology, Inc. (a)	200	1,192
II-VI, Inc. (a)	100	1,446
Integrated Device Technology, Inc. (a)	2,000	30,920
International Rectifier Corp. (a)	100	2,790
Intersil Corp. Class A	300	4,485
Kemet Corp. (a)	300	1,725
Lattice Semiconductor Corp. (a)	900	7,425
Micron Technology, Inc. (a),(b)	15,800	520,610
OmniVision Technologies, Inc. (a)	600	13,188
ON Semiconductor Corp. (a)	200	1,828
Photronics, Inc. (a)	1,500	12,900
QUALCOMM, Inc.	2,260	178,992
Rambus, Inc. (a)	1,800	25,740
RF Micro Devices, Inc. (a)	29,800	285,782
Richardson Electronics Ltd.	100	1,047
Rudolph Technologies, Inc. (a)	900	8,892
Sigma Designs, Inc. (a)	1,500	6,870
Silicon Image, Inc. (a)	800	4,032
Skyworks Solutions, Inc. (b)	1,600	75,136
Teradyne, Inc.	800	15,680
Tessera Technologies, Inc.	100	2,208
TriQuint Semiconductor, Inc. (a),(b),(c)	31,900	504,339
Ultratech, Inc. (a)	900	19,962
Vishay Intertechnology, Inc.	200	3,098
Vitesse Semiconductor Corp. (a)	300	1,035

		1,934,953

Software — 1.0%
Activision Blizzard, Inc. (c)	2,500	55,750
Actuate Corp. (a)	200	954
Adobe Systems, Inc. (a)	300	21,708
Audience, Inc. (a)	100	1,196
Autodesk, Inc. (a)	2,500	140,950
Cadence Design Systems, Inc. (a)	900	15,741
Calix, Inc. (a)	800	6,544
Carbonite, Inc. (a)	700	8,379
Citrix Systems, Inc. (a)	700	43,785

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Compuware Corp.	6,100	$60,939
Dealertrack Technologies, Inc. (a)	3,800	172,292
Ebix, Inc.	200	2,862
Electronic Arts, Inc. (a),(c)	5,900	211,633
Envestnet, Inc. (a)	9,800	479,416
Informatica Corp. (a)	500	17,825
InnerWorkings, Inc. (a)	200	1,700
Microsoft Corp.	2,940	122,598
NeuStar, Inc. Class A (a)	1,000	26,020
Palo Alto Networks, Inc. (a)	300	25,155
Progress Software Corp. (a)	400	9,616
Quality Systems, Inc.	200	3,210
Salesforce.com, Inc. (a),(d)	5,994	348,132
Seachange International, Inc. (a)	100	801
ServiceNow, Inc. (a),(d)	3,093	191,642
SolarWinds, Inc. (a)	100	3,866
support.com, Inc. (a)	600	1,626
Symantec Corp. (b)	23,100	528,990
Take-Two Interactive Software, Inc. (a)	1,000	22,240
Teradata Corp. (a)	6,500	261,300
VASCO Data Security International, Inc. (a)	100	1,160
VMware, Inc. Class A (a),(c)	1,900	183,939

		2,971,969

Specialty Finance — 1.1%
AG Mortgage Investment Trust, Inc.	600	11,358
American Capital Agency Corp.	3,000	70,230
American Capital Ltd. (a),(b)	34,900	533,621
American Capital Mortgage Investment Corp. (c)	8,800	176,176
Annaly Capital Management, Inc.	300	3,429
Anworth Mortgage Asset Corp.	500	2,580
Apollo Commercial Real Estate Finance, Inc. (c)	11,400	187,986
Apollo Investment Corp.	14,800	127,428
Apollo Residential Mortgage, Inc.	300	5,016
Arbor Realty Trust, Inc.	4,400	30,580
Ares Capital Corp. (b),(c)	13,700	244,682
Arlington Asset Investment Corp. Class A	800	21,864
BlackRock Kelso Capital Corp.	9,500	86,545
Caesars Acquisition Co. Class A (a)	600	7,422
Cherry Hill Mortgage Investment Corp.	1,000	20,050
Chimera Investment Corp.	5,300	16,907
CIT Group, Inc.	3,301	151,054
Consumer Portfolio Services, Inc. (a)	500	3,810
Dynex Capital, Inc.	1,500	13,275
Ellington Residential Mortgage REIT	100	1,703
Fidelity National Information Services, Inc. (c)	900	49,266
Fifth Street Finance Corp.	700	6,881
Five Oaks Investment Corp.	1,800	20,322
FS Investment Corp.	500	5,325
Gladstone Capital Corp.	6,200	62,372
Gladstone Investment Corp.	4,300	31,820
Global Cash Access Holdings, Inc. (a)	300	2,670
Hercules Technology Growth Capital, Inc.	200	3,232
Horizon Technology Finance Corp.	1,100	16,082
KCAP Financial, Inc.	10,700	90,843
MasterCard, Inc. Class A (d)	4,558	334,876
MCG Capital Corp.	100	392
Medallion Financial Corp.	1,400	17,444
MFA Financial, Inc.	10,100	82,921
MVC Capital, Inc.	100	1,295
New Mountain Finance Corp.	100	1,486
Newcastle Investment Corp.	4,000	19,160

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
NGP Capital Resources Co.	1,300	$8,099
PennantPark Investment Corp.	10,900	124,914
Resource Capital Corp.	700	3,941
Solar Capital Ltd. (c)	13,100	278,768
Solar Senior Capital Ltd.	2,300	38,824
Starwood Waypoint Residential Trust (a)	1,000	26,210
TICC Capital Corp.	1,700	16,830
Two Harbors Investment Corp.	27,300	286,104
WhiteHorse Finance, Inc.	300	4,290

		3,250,083

Technology Services — 0.1%
Amdocs Ltd.	1,100	50,963
CDW Corp.	300	9,564
Computer Sciences Corp.	1,000	63,200
comScore, Inc. (a)	200	7,096
DST Systems, Inc.	600	55,302
ExlService Holdings, Inc. (a)	200	5,890
iGATE Corp. (a)	200	7,278
Leidos Holdings, Inc.	2,000	76,680
ManTech International Corp. Class A	100	2,952
Moody’s Corp.	200	17,532
NIC, Inc.	400	6,340
Science Applications International Corp.	200	8,832

		311,629

Telecommunications — 0.7%
Consolidated Communications Holdings, Inc.	200	4,448
Equinix, Inc. (a),(b)	1,200	252,108
Fairpoint Communications, Inc. (a)	100	1,397
General Communication, Inc. Class A (a)	100	1,108
Inteliquent, Inc.	200	2,774
Level 3 Communications, Inc. (a),(b)	6,900	302,979
Limelight Networks, Inc. (a)	600	1,836
Lumos Networks Corp.	100	1,447
Spok Holdings, Inc.	100	1,540
TW telecom, Inc. (a),(c)	8,300	334,573
Verizon Communications, Inc.	22,255	1,088,937
Vonage Holdings Corp. (a)	200	750
West Corp.	400	10,720
Zix Corp. (a)	700	2,394

		2,007,011

Transportation & Logistics — 0.1%
Air Transport Services Group, Inc. (a)	300	2,511
Expeditors International of Washington, Inc.	1,400	61,824
FedEx Corp.	100	15,138
Quality Distribution, Inc. (a)	2,000	29,720
Ryder System, Inc.	200	17,618
Union Pacific Corp.	1,202	119,900
UTi Worldwide, Inc.	100	1,034

		247,745

Transportation Equipment — 0.2%
Allison Transmission Holdings, Inc. (b)	16,200	503,820
Meritor, Inc. (a)	300	3,912

		507,732

Travel Lodging & Dining — 0.7%
American Airlines Group, Inc. (a),(b)	11,400	489,744
BJ’s Restaurants, Inc. (a)	100	3,491

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Bloomin’ Brands, Inc. (a)	2,600	$58,318
Bravo Brio Restaurant Group, Inc. (a)	1,500	23,415
Buffalo Wild Wings, Inc. (a)	500	82,855
Chipotle Mexican Grill, Inc. (a)	100	59,251
Denny’s Corp. (a)	1,600	10,432
DineEquity, Inc.	100	7,949
Domino’s Pizza, Inc.	200	14,618
Einstein Noah Restaurant Group, Inc.	2,000	32,120
Hawaiian Holdings, Inc. (a)	200	2,742
Hyatt Hotels Corp. Class A (a)	500	30,490
Isle of Capri Casinos, Inc. (a)	100	856
Jack in the Box, Inc.	100	5,984
Las Vegas Sands Corp.	4,205	320,505
MGM Resorts International (a),(c)	12,900	340,560
Panera Bread Co. Class A (a),(c)	1,000	149,830
Penn National Gaming, Inc. (a)	7,700	93,478
Popeyes Louisiana Kitchen, Inc. (a)	500	21,855
Republic Airways Holdings, Inc. (a)	100	1,084
Ruth’s Hospitality Group, Inc.	300	3,705
Spirit Airlines, Inc. (a)	100	6,324
Wynn Resorts Ltd.	1,500	311,340

		2,070,946

Utilities — 0.1%
Calpine Corp. (a),(c)	6,200	147,622
CenterPoint Energy, Inc. (c)	300	7,662
Delta Natural Gas Co., Inc.	100	2,196
Dynegy, Inc. (a)	2,100	73,080
Middlesex Water Co.	100	2,118
Northwest Natural Gas Co.	100	4,715
Pike Corp. (a)	300	2,688
Questar Corp.	600	14,880

		254,961

Waste & Environmental Service Equipment & Facility — 0.0%
Casella Waste Systems, Inc. Class A (a)	1,100	5,511
Republic Services, Inc.	1,711	64,967

		70,478

Total United States		82,438,188

TOTAL COMMON STOCK (COST $110,270,672)		111,929,460

PREFERRED STOCK — 0.0%
Germany — 0.0%
Automotive — 0.0%
Volkswagen AG Preference Shares	537	141,033

Total Germany		141,033

TOTAL PREFERRED STOCK (COST $142,317)		141,033

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 2.2%
Cayman Islands — 2.0%
Bridgeport CLO Ltd., Series 2006-1A, Class C, 1.73%, 07/21/20 (d),(f),(g)	$500,000	$469,800
Crown Point CLO Ltd., Series 2012-1A, 5.23%, 11/21/22 (d),(g)	1,800,000	1,805,580
Fairway Loan Funding Co., Series 2006-1A, Class B2L, 4.03%, 10/17/18 (d),(f),(g)	1,200,000	1,192,920
ING IM CLO 2011-1 Ltd., Series 2011-1A, Class D, 4.73%, 06/22/21 (d),(f),(g)	640,000	630,400

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Principal Amount		Value
MidOcean Credit CLO,
Series 2014-3A, Class D, 3.98%, 07/21/26 (d),(f),(g)	$732,000		$687,860
Series 2014-3A, Class E, 5.48%, 07/21/26 (d),(f),(g)	581,000		525,166
Red River CLO Ltd., Series 1A, Class D, 1.88%, 07/27/18 (d),(f),(g)	900,000		826,380

Total Cayman Islands			6,138,106

United States — 0.2%
Harch CLO III Ltd., Series 2007-1A, Class E, 3.98%, 04/17/20 (d),(f),(g)	549,000		517,103

Total United States			517,103

TOTAL ASSET-BACKED SECURITIES (COST $6,676,859)			6,655,209

CONVERTIBLE BOND — 0.1%
Netherlands — 0.1%
Automotive — 0.1%
Volkswagen International Finance NV Co. GUAR REG S, 5.50%, 11/09/15	100,000	EUR	159,729

Total Netherlands			159,729

TOTAL CONVERTIBLE BOND (COST $162,137)			159,729

CORPORATE BONDS & NOTES — 7.5%
Brazil — 0.4%
Banking — 0.3%
Banco Bradesco SA REG S, 5.90%, 01/16/21	350,000		368,830
Banco do Brasil SA/Cayman REG S, 5.88%, 01/16/22	300,000		308,250
Banco Votorantim SA REG S, 7.38%, 01/21/22	150,000		165,375
Itau Unibanco Holding SA REG S, 6.20%, 04/15/20	150,000		163,125

			1,005,580

Utilities — 0.1%
CESP Companhia Energetica De Tranche TR 00007 REG S, 9.75%, 01/15/15 (h)	250,000		175,000

Total Brazil			1,180,580

Canada — 0.3%
Chemicals — 0.0%
Kissner Milling Co. Ltd., 7.25%, 06/01/19 (d),(f)	100,000		103,000

Exploration & Production — 0.1%
Kodiak Oil & Gas Corp., 5.50%, 02/01/22 (d)	300,000		311,250

Media Non-Cable — 0.2%
Postmedia Network, Inc., 12.50%, 07/15/18 (d)	500,000		526,875

Total Canada			941,125

Cayman Islands — 0.1%
Financial Services — 0.1%
Preferred Term Securities XVII Ltd., 0.73%, 06/23/25 (d),(f),(g)	211,000		132,930

Total Cayman Islands			132,930

Cyprus — 0.2%
Oil & Gas Services — 0.2%
Ocean Rig UDW, Inc., 7.25%, 04/01/19 (d),(f)	610,000		603,900

Total Cyprus			603,900

France — 0.1%
Property & Casualty — 0.1%
Groupama SA Sr Subordinate REG S, 6.38% (d),(g),(h),(m)	200,000	EUR	283,445

Total France			283,445

Ireland — 0.9%
Banking — 0.0%
UT2 Funding PLC, 5.32%, 06/30/16 (d),(h)	100,000	EUR	147,200

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Principal Amount	Value
Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.00%, 06/30/21 (d),(f)	$200,000	$199,750

Government Development Bank — 0.8%
Vnesheconombank Via VEB Finance PLC, 5.94%, 11/21/23 (i)	2,500,000	2,509,250

Total Ireland		2,856,200

Luxembourg — 0.2%
Containers & Packaging — 0.1%
Ardagh Finance Holdings SA PIK, 8.63%, 06/15/19 (d),(f)	200,000	206,000

Financial Services — 0.1%
Stena International SA, 5.75%, 03/01/24 (d),(f)	200,000	202,000

Food & Beverage — 0.0%
Cosan Luxembourg SA REG S, 5.00%, 03/14/23	100,000	95,500

Total Luxembourg		503,500

Ukraine — 0.7%
Government Agency — 0.7%
National JSC Naftogaz of Ukraine, 9.50%, 09/30/14	2,300,000	2,254,000

Total Ukraine		2,254,000

United States — 4.1%
Aerospace & Defense — 0.0%
Triumph Group, Inc., 5.25%, 06/01/22 (d),(f)	100,000	100,250

Cable & Satellite — 0.1%
CSC Holdings LLC, 5.25%, 06/01/24 (d),(f)	200,000	196,750

Casinos & Gaming — 0.5%
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Property, 11.00%, 10/01/21 (d),(f)	750,000	806,250
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Property, 8.00%, 10/01/20 (d),(f)	250,000	261,250
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc., 9.38%, 05/01/22 (d),(f)	250,000	253,750
CCM Merger, Inc., 9.13%, 05/01/19 (d),(f)	250,000	268,125

		1,589,375

Communications Equipment — 0.1%
Avaya, Inc., 7.00%, 04/01/19 (d),(f)	80,000	80,000
CommScope, Inc., 5.00%, 06/15/21 (b),(d),(f)	400,000	408,000

		488,000

Containers & Packaging — 0.0%
Berry Plastics Corp., 5.50%, 05/15/22 (d)	100,000	100,563

Entertainment Resources — 0.1%
24 Hour Holdings III LLC, 8.00%, 06/01/22 (d),(f)	100,000	99,500
Live Nation Entertainment, Inc., 5.38%, 06/15/22 (d),(f)	100,000	101,250

		200,750

Exploration & Production — 0.7%
Atlas Energy Holdings Operating Co. LLC / Atlas Resource Finance Corp., 7.75%, 01/15/21 (d)	650,000	672,750
Gastar Exploration, Inc., 8.63%, 05/15/18 (d)	250,000	261,250
Halcon Resources Corp., 8.88%, 05/15/21 (d)	150,000	161,250
Legacy Reserves LP / Legacy Reserves Finance Corp., 6.63%, 12/01/21 (d),(f)	175,000	177,625
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 9.25%, 06/01/21 (d)	300,000	330,000
Quicksilver Resources, Inc., 11.00%, 07/01/21 (d)	600,000	607,500

		2,210,375

Financial Services — 0.3%
ROC Finance LLC / ROC Finance 1 Corp., 12.13%, 09/01/18 (b),(d),(f)	750,000	813,750

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Principal Amount		Value
Food & Beverage — 0.1%
Cott Beverages, Inc., 5.38%, 07/01/22 (d),(f)	$350,000		$350,875

Hardware — 0.1%
Advanced Micro Devices, Inc., 7.00%, 07/01/24 (d),(f)	250,000		255,313

Health Care Facilities/Services — 0.1%
DaVita HealthCare Partners, Inc., 5.13%, 07/15/24 (d)	100,000		100,625
inVentiv Health, Inc., 11.00%, 08/15/18 (d),(f),(g)	150,000		143,250
Tenet Healthcare Corp., 5.00%, 03/01/19 (d),(f)	100,000		101,375

			345,250

Media Non-Cable — 1.1%
Affinion Group, Inc., 7.88%, 12/15/18 (b),(d)	500,000		453,750
American Media, Inc., 11.50%, 12/15/17 (d)	1,250,000		1,337,500
Clear Channel Communications, Inc., 10.00%, 01/15/18 (d),(f)	410,000		396,162
Knight Ridder, Inc., 6.88%, 03/15/29 (d)	711,000		611,460
Lee Enterprises, Inc., 9.50%, 03/15/22 (d),(f)	100,000		106,750
Visant Corp., 10.00%, 10/01/17 (d)	500,000		466,250

			3,371,872

Oil & Gas Services — 0.1%
Hercules Offshore, Inc., 6.75%, 04/01/22 (d),(f)	100,000		95,250
Seventy Seven Energy, Inc., 6.50%, 07/15/22 (d),(f)	100,000		102,500

			197,750

Pharmaceuticals — 0.1%
Endo Finance LLC & Endo Finco, Inc., 5.38%, 01/15/23 (d),(f)	220,000		219,725

Pipeline — 0.1%
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 (d),(f)	200,000		208,500

Railroad — 0.0%
Florida East Coast Holdings Corp., 9.75%, 05/01/20 (d),(f)	100,000		105,625

Restaurants — 0.0%
BK Capital Holding/Burge Co. GUAR REG S, 0.00%, 04/15/19 (g),(j)	100,000		92,500

Retail Discretionary — 0.2%
Conn’s, Inc., 7.25%, 07/15/22 (d),(f)	220,000		220,550
Group 1 Automotive, Inc., 5.00%, 06/01/22 (d),(f)	250,000		250,000
Men’s Wearhouse, Inc. (The), 7.00%, 07/01/22 (d),(f)	100,000		103,500

			574,050

Software & Services — 0.3%
First Data Holdings, Inc. PIK, 14.50%, 09/24/19 (d),(f)	350,000		388,937
NeuStar, Inc., 4.50%, 01/15/23 (d)	100,000		86,500
Sungard Availability Services Capital, Inc., 8.75%, 04/01/22 (d),(f)	415,000		385,950

			861,387

Transportation & Logistics — 0.1%
Seaspan Corp., 6.38%, 04/30/19 (d)	13,000		332,150

Total United States			12,614,810

Venezuela — 0.5%
Integrated Oil — 0.5%
Petroleos de Venezuela SA REG S, 9.75%, 05/17/35 (c)	1,777,000		1,459,361

Total Venezuela			1,459,361

TOTAL CORPORATE BONDS & NOTES (COST $22,870,332)			22,829,851

FOREIGN GOVERNMENT DEBT — 2.3%
Argentina Boden Bonds, 7.00%, 10/03/15	1,628,000	ARS	1,582,416

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Principal Amount		Value
Colombia Government International Bond, 12.00%, 10/22/15	290,000,000	COP	$168,486
European Investment Bank, 9.00%, 03/31/21	7,950,000	ZAR	774,891
Hellenic Republic Government Bond REG S, 4.75%, 04/17/19 (f)	450,000	EUR	629,569
Hungary Government Bond,
5.50%, 12/20/18	54,500,000	HUF	263,226
6.75%, 02/24/17	36,100,000	HUF	175,985
Malaysia Government Bond, 3.49%, 03/31/20	1,355,000	MYR	413,986
Mexican Bonos, 6.50%, 06/10/21	8,600,000	MXN	710,117
Peruvian Government International Bond REG S, 7.84%, 08/12/20	236,002	PEN	96,856
Poland Government Bond, 3.75%, 04/25/18	1,900,000	PLN	646,472
Russian Federal Bond – OFZ, 6.80%, 12/11/19	23,500,000	RUB	654,057
Thailand Government Bond, 3.63%, 06/16/23	7,700,000	THB	234,893
Turkey Government Bond,
9.00%, 03/08/17	950,000	TRY	457,149
10.50%, 01/15/20	390,000	TRY	200,191

TOTAL FOREIGN GOVERNMENT DEBT (COST $6,933,043)			7,008,294

MORTGAGE-BACKED SECURITIES — 3.5%
Cayman Islands — 0.2%
Commercial Mortgage-Backed Security — 0.2%
SRERS-2011 Funding Ltd., Series 2011-RS, Class A1B1, 0.40%, 05/09/46 (d),(f),(g)	$766,217		726,986

Total Cayman Islands			726,986

United States — 3.3%
Collateralized Mortgage Obligation (Residential) — 2.6%
Alternative Loan Trust, Series 2005-J2, Class 1A5, 0.65%, 04/25/35 (d),(g)	794,958		708,547
CHL Mortgage Pass-Through Trust, Series 2005-HYB3, Class 3A2, 2.44%, 06/20/35 (d),(g)	4,226,139		4,014,832
Citicorp Mortgage Securities, Series 2006-3 1A10, 6.25%, 06/25/36 (d)	869,954		878,654
Structured Agency Credit Risk, Series 2013-DN2, Class M2, 4.40%, 11/25/23 (d),(g)	2,000,000		2,239,400

			7,841,433

Commercial Mortgage-Backed Securities — 0.7%
COMM 2014-CCRE18 Mortgage Trust, Series 2014-CR18, Class XA, 1.31%, 07/15/47 (d),(g)	10,580,000		890,836
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C15, Class D, 5.06%, 04/15/47 (d),(f),(g)	420,000		400,554
Series 2014-C16, Class D, 4.76%, 06/15/47 (d),(f),(g)	770,000		726,341
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AJ, 5.41%, 12/15/43 (d),(g)	300,000		311,160

			2,328,891

Total United States			10,170,324

TOTAL MORTGAGE-BACKED SECURITIES (COST $10,882,921)			10,897,310

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 2.1%
United States — 2.1%
Interest Only Collateralized Mortgage Obligations (Residential) — 1.1%
Federal National Mortgage Association,
Series 2012-55, Class ID, 4.50%, 05/25/42 (d)	8,029,259		1,773,663
Series 2014-30, Class KI, 3.50%, 05/25/33 (d)	11,255,226		1,695,037

			3,468,700

Inverse Interest Only Collateralized Mortgage Obligations (Residential) — 1.0%
Federal National Mortgage Association,
Series 2013-54, Class BS, 6.00%, 06/25/43 (d),(g)	6,890,200		1,682,587
Series 2012-144, Class SD, 5.95%, 01/25/43 (d),(g)	5,056,640		1,183,760

			2,866,347

Total United States			6,335,047

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $6,335,997)			6,335,047

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — 0.1%
iShares China Large-Cap ETF	1,464	$54,227
iShares MSCI Japan ETF	19,184	230,975

TOTAL EXCHANGE-TRADED FUND (COST $284,063)		285,202

Security Description	Contracts	Value
PURCHASED OPTIONS — 0.3%
Exchange-Traded Call Options — 0.1%
American International Group, Inc. Strike Price 60.00 USD Expires 01/15/16	136	$55,760
Apple, Inc. Strike Price 93.57 USD Expires 07/19/14	67	9,380
Apple, Inc. Strike Price 93.00 USD Expires 07/25/14	42	10,962
Apple, Inc. Strike Price 92.14 USD Expires 07/25/14	101	30,502
Astrazeneca PLC Strike Price 43.00 GBP Expires 07/18/14	2	3,628
DaVita HealthCare Partners, Inc. Strike Price 65.00 USD Expires 07/19/14	35	24,500
DAX Index Strike Price 10,200.00 EUR Expires 07/18/14	8	427
Facebook, Inc. Strike Price 60.00 USD Expires 01/15/16	46	75,440
NPS Pharmaceuticals, Inc. Strike Price 40.00 USD Expires 08/16/14	24	1,440
Yandex NV Strike Price 30.00 USD Expires 08/16/14	128	79,360
Yandex NV Strike Price 25.00 USD Expires 08/16/14	108	114,480

		405,879

Exchange-Traded Put Options — 0.1%
Actavis PLC Strike Price 200.00 USD Expires 07/19/14	36	1,260
CBOE SPX Volatility Index Strike Price 12.00 USD Expires 07/16/14	524	20,960
Euro STOXX 50 Index Strike Price 3,250.00 EUR Expires 07/18/14 (d)	5	3,266
Eurodollar Future Strike Price 98.50 USD Expires 03/14/16 (d)	19	11,281
Facebook, Inc. Strike Price 55.00 USD Expires 07/19/14	47	141
Financial Select Sector SPDR Fund Strike Price 21.00 USD Expires 08/16/14	1,019	8,152
Financial Select Sector SPDR Fund Strike Price 20.00 USD Expires 08/16/14	464	2,088
iShares MSCI Brazil Capped ETF Strike Price 48.50 USD Expires 09/20/14 (d)	53	14,072
iShares MSCI Brazil Capped ETF Strike Price 47.00 USD Expires 09/20/14 (d)	32	6,240
iShares Russell 2000 ETF Strike Price 112.00 USD Expires 07/19/14	14	364
NASDAQ 100 Stock Index Strike Price 3,795.00 USD Expires 07/19/14 (d)	1	1,570
S&P 500 Index Strike Price 1,825.00 USD Expires 09/20/14	10	12,200
S&P 500 Index Strike Price 1,775.00 USD Expires 09/20/14	16	12,800
S&P 500 Index Strike Price 1,750.00 USD Expires 09/30/14 (d)	30	22,950
S&P 500 Index Strike Price 1,860.00 USD Expires 07/03/14	25	1,125
S&P 500 Index Strike Price 1,800.00 USD Expires 07/19/14	32	3,680
S&P 500 Index Strike Price 1,925.00 USD Expires 08/01/14	19	22,420
Walgreen Co. Strike Price 60.00 USD Expires 01/17/15	92	10,948

		155,517

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Notional Amount		Value
FX OTC Call Options — 0.1%
USD/BRL Currency Strike Price 2.60 BRL Expires 12/31/15 Counterparty Morgan Stanley Capital Services LLC	240,000	USD	$13,448
USD/CNH Currency Strike Price 6.40 CNH Expires 11/05/15 Counterparty Morgan Stanley Capital Services LLC	360,000	USD	3,949
USD/CNH Currency Strike Price 6.30 CNH Expires 11/05/15 Counterparty Morgan Stanley Capital Services LLC	1,200,000	USD	19,665
USD/JPY Currency Strike Price 95.00 JPY Expires 12/30/14 Counterparty Morgan Stanley Capital Services LLC	2,020,000	USD	129,878

			166,940

OTC Call Options — 0.0%
Pandora Media Strike Price 30.00 USD Expires 01/15/16 Counterparty Credit Suisse International	120	USD	83,046

OTC Put Options — 0.0%
Brazil Bovespa IBOV Strike Price 48,667.55 BRL Expires 07/16/14 Counterparty Credit Suisse International	43	BRL	625
Brazil Bovespa IBOV Strike Price 48,392.05 BRL Expires 07/16/14 Counterparty Morgan Stanley & Co., LLC	40	BRL	469

			1,094

TOTAL PURCHASED OPTIONS (PREMIUMS PAID $819,756)			812,476

TOTAL INVESTMENTS IN SECURITIES— 54.7% (COST $165,378,097) (k)			167,053,611

TOTAL SECURITIES SOLD SHORT— (16.2)% (PROCEEDS $48,951,880)			(49,466,609)

Other Assets and Liabilities — 61.5% (l)			187,848,107

Net Assets — 100.0%			$305,435,109

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$165,378,097

Gross unrealized appreciation		$2,472,756
Gross unrealized depreciation		(797,242)

Net unrealized appreciation		$1,675,514

Security Description	Shares	Value
SECURITIES SOLD SHORT — (16.2)%
COMMON STOCK — (12.9)%
Belgium — (0.0)%
Consumer Products — (0.0)%
Anheuser-Busch InBev NV ADR	1,200	$(137,928)

Total Belgium		(137,928)

Bermuda — (0.1)%
Insurance — (0.1)%
RenaissanceRe Holdings Ltd.	800	(85,600)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Transportation & Logistics — (0.0)%
Frontline Ltd.	200	$(584)
Golar LNG Ltd.	100	(6,010)

		(6,594)

Travel Lodging & Dining — (0.0)%
Belmond Ltd. Class A	3,200	(46,528)

Total Bermuda		(138,722)

Brazil — (0.2)%
Banking — (0.1)%
Banco Bradesco SA ADR	9,500	(137,940)
Itau Unibanco Holding SA ADR	9,600	(138,048)

Iron & Steel — (0.0)%
Vale SA ADR	3,900	(51,597)

Oil, Gas & Coal — (0.1)%
Cosan Ltd. A Shares	1,600	(21,696)
Petroleo Brasileiro SA ADR	10,800	(158,004)

		(179,700)

Telecommunication — (0.0)%
Oi SA ADR	60,600	(52,001)

Travel Lodging & Dining — (0.0)%
Gol Linhas Aereas Inteligentes SA ADR	100	(548)

Total Brazil		(559,834)

Canada — (0.2)%
Apparel & Textile Products — (0.0)%
Gildan Activewear, Inc.	200	(11,776)

Asset Management — (0.0)%
Brookfield Asset Management, Inc. Class A	1,500	(66,030)

Banking — (0.1)%
Toronto-Dominion Bank (The)	1,800	(92,538)

Chemicals — (0.0)%
Potash Corp. of Saskatchewan, Inc.	200	(7,592)

Insurance — (0.0)%
Manulife Financial Corp.	200	(3,974)

Iron & Steel — (0.0)%
Turquoise Hill Resources Ltd.	21,400	(71,476)

Oil, Gas & Coal — (0.0)%
Pengrowth Energy Corp.	700	(5,026)

Renewable Energy — (0.0)%
Ballard Power Systems, Inc.	200	(824)

Technology Services — (0.0)%
CGI Group, Inc. Class A	400	(14,192)

Telecommunication — (0.0)%
Telus Corp.	900	(33,516)

Transportation & Logistics — (0.1)%
Canadian National Railway Co.	3,300	(214,566)

Total Canada		(521,510)

Cayman Islands — (0.1)%
Specialty Finance — (0.1)%
Home Loan Servicing Solutions Ltd.	12,700	(288,671)

Total Cayman Islands		(288,671)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Chile — (0.0)%
Banking — (0.0)%
Banco Santander Chile ADR	200	$(5,290)

Travel Lodging & Dining — (0.0)%
Latam Airlines Group SA ADR	4,600	(61,732)

Total Chile		(67,022)

China — (0.2)%
Automotive — (0.0)%
Kandi Technologies Group, Inc.	100	(1,415)

Media Content — (0.1)%
Youku Tudou, Inc. ADR	14,900	(355,514)

Oil, Gas & Coal — (0.0)%
China Petroleum & Chemical Corp. ADR	300	(28,509)
CNOOC Ltd. ADR	300	(53,787)

		(82,296)

Renewable Energy — (0.0)%
JinkoSolar Holding Co. Ltd. ADR	100	(3,017)

Retail Discretionary — (0.1)%
E-Commerce China Dangdang, Inc. ADR	5,500	(73,590)
JD.com, Inc. ADR	600	(17,106)

		(90,696)

Total China		(532,938)

Germany — (0.1)%
Institutional Financial Service — (0.1)%
Deutsche Bank AG	3,300	(116,094)

Software — (0.0)%
SAP AG ADR	900	(69,300)

Total Germany		(185,394)

Greece — (0.0)%
Banking — (0.0)%
National Bank of Greece SA ADR	200	(736)

Total Greece		(736)

Hong Kong — (0.0)%
Telecommunication — (0.0)%
China Mobile Ltd. ADR	1,500	(72,915)

Total Hong Kong		(72,915)

India — (0.1)%
Banking — (0.1)%
HDFC Bank Ltd. ADR	2,600	(121,732)
ICICI Bank Ltd. ADR	1,900	(94,810)

Total India		(216,542)

Ireland — (0.3)%
Banking — (0.0)%
Bank of Ireland ADR	400	(5,560)

Biotechnology & Pharmaceuticals — (0.3)%
Amarin Corp. PLC ADR	2,100	(3,696)
Endo International PLC	5,000	(350,100)
Perrigo Co. PLC	2,400	(349,824)
Shire PLC ADR	200	(47,098)

		(750,718)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Technology Services — (0.0)%
Accenture PLC Class A	300	$(24,252)

Total Ireland		(780,530)

Japan — (0.0)%
Automotive — (0.0)%
Toyota Motor Corp. ADR	500	(59,830)

Banking — (0.0)%
Mitsubishi UFJ Financial Group, Inc. ADR	900	(5,535)

Institutional Financial Service — (0.0)%
Nomura Holdings, Inc. ADR	300	(2,109)

Telecommunication — (0.0)%
Nippon Telegraph & Telephone Corp. ADR	500	(15,605)

Total Japan		(83,079)

Monaco — (0.0)%
Transportation & Logistics — (0.0)%
Scorpio Tankers, Inc.	4,400	(44,748)

Total Monaco		(44,748)

Netherlands — (0.3)%
Insurance — (0.0)%
ING Groep NV ADR	4,300	(60,286)

Medical Equipment/Devices — (0.2)%
QIAGEN NV	16,600	(405,870)

Oil, Gas & Coal — (0.0)%
Core Laboratories NV	400	(66,824)

Semiconductors — (0.1)%
ASML Holding NV New York Shares	2,400	(223,848)

Telecommunication — (0.0)%
VimpelCom Ltd. ADR	100	(840)

Total Netherlands		(757,668)

Norway — (0.0)%
Transportation & Logistics — (0.0)%
Nordic American Tankers Ltd.	1,700	(16,201)

Total Norway		(16,201)

Republic of Korea — (0.0)%
Iron & Steel — (0.0)%
POSCO ADR	1,600	(119,104)

Utilities — (0.0)%
Korea Electric Power Corp. ADR	200	(3,680)

Total Republic of Korea		(122,784)

Singapore — (0.0)%
Semiconductors — (0.0)%
Avago Technologies Ltd.	600	(43,242)

Total Singapore		(43,242)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Spain — (0.0)%
Banking — (0.0)%
Banco Bilbao Vizcaya Argentaria SA ADR	500	$(6,385)

Telecommunication — (0.0)%
Telefonica SA ADR	600	(10,296)

Total Spain		(16,681)

Sweden — (0.0)%
Hardware — (0.0)%
Neonode, Inc.	300	(939)

Total Sweden		(939)

Switzerland — (0.1)%
Biotechnology & Pharmaceutical — (0.0)%
Novartis AG ADR	100	(9,053)

Chemicals — (0.0)%
Syngenta AG ADR	800	(59,840)

Hardware — (0.0)%
Garmin Ltd.	300	(18,270)

Institutional Financial Service — (0.0)%
Credit Suisse Group AG ADR	3,500	(99,295)

Insurance — (0.1)%
ACE Ltd.	2,200	(228,140)

Semiconductors — (0.0)%
STMicroelectronics NV	400	(3,556)

Total Switzerland		(418,154)

Taiwan — (0.1)%
Semiconductors — (0.1)%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11,900	(254,541)

Telecommunication — (0.0)%
Chunghwa Telecom Co. Ltd. ADR	100	(3,206)

Total Taiwan		(257,747)

United Kingdom — (0.1)%
Banking — (0.0)%
Barclays PLC ADR	5,400	(78,894)
Royal Bank of Scotland Group PLC ADR	100	(1,129)

		(80,023)

Biotechnology & Pharmaceutical — (0.0)%
AstraZeneca PLC ADR	800	(59,448)

Consumer Products — (0.1)%
Diageo PLC ADR	1,000	(127,270)

Insurance — (0.0)%
Aon PLC	600	(54,054)

Medical Equipment/Devices — (0.0)%
Smith & Nephew PLC ADR	100	(8,928)

Total United Kingdom		(329,723)

United States — (11.0)%
Aerospace & Defense — (0.2)%
Boeing Co. (The)	3,900	(496,197)
Smith & Wesson Holding Corp.	400	(5,816)
Sturm Ruger & Co., Inc.	200	(11,802)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Taser International, Inc.	2,800	$(37,240)
United Technologies Corp.	100	(11,545)

		(562,600)

Apparel & Textile Products — (0.2)%
Quiksilver, Inc.	500	(1,790)
Under Armour, Inc. Class A	7,900	(469,971)
Wolverine World Wide, Inc.	1,500	(39,090)

		(510,851)

Asset Management — (0.0)%
Federated Investors, Inc. Class B	100	(3,092)
Financial Engines, Inc.	300	(13,584)
Janus Capital Group, Inc.	700	(8,736)
T Rowe Price Group, Inc.	100	(8,441)
WisdomTree Investments, Inc.	900	(11,124)

		(44,977)

Automotive — (0.0)%
BorgWarner, Inc.	100	(6,519)
Ford Motor Co.	2,100	(36,204)
Quantum Fuel Systems Technologies Worldwide, Inc.	100	(578)

		(43,301)

Banking — (0.4)%
Banc of California, Inc.	100	(1,090)
Bank of America Corp.	32,600	(501,062)
Citigroup, Inc.	10,600	(499,260)
Investors Bancorp, Inc.	900	(9,945)
PacWest Bancorp	1,700	(73,389)
PNC Financial Services Group, Inc. (The)	1,600	(142,480)
Umpqua Holdings Corp.	700	(12,544)
United Bankshares, Inc.	100	(3,233)

		(1,243,003)

Biotechnology & Pharmaceuticals — (1.2)%
AbbVie, Inc.	12,000	(677,280)
ACADIA Pharmaceuticals, Inc.	1,300	(29,367)
AcelRx Pharmaceuticals, Inc.	100	(1,025)
Aegerion Pharmaceuticals, Inc.	8,000	(256,720)
Alnylam Pharmaceuticals, Inc.	600	(37,902)
Ampio Pharmaceuticals, Inc.	1,600	(13,360)
Anacor Pharmaceuticals, Inc.	200	(3,546)
Antares Pharma, Inc.	700	(1,869)
Arena Pharmaceuticals, Inc.	18,000	(105,480)
Ariad Pharmaceuticals, Inc.	100	(637)
Arrowhead Research Corp.	100	(1,431)
AVANIR Pharmaceuticals, Inc. Class A	100	(564)
Celldex Therapeutics, Inc.	3,700	(60,384)
Dendreon Corp.	500	(1,150)
Eli Lilly & Co.	3,100	(192,727)
Endocyte, Inc.	500	(3,295)
Exelixis, Inc.	2,100	(7,119)
Galena Biopharma, Inc.	1,300	(3,978)
Hospira, Inc.	7,900	(405,823)
Idera Pharmaceuticals, Inc.	400	(1,160)
ImmunoGen, Inc.	100	(1,185)
Intrexon Corp.	100	(2,513)
Isis Pharmaceuticals, Inc.	1,000	(34,450)
Johnson & Johnson	4,600	(481,252)
Keryx Biopharmaceuticals, Inc.	2,000	(30,760)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
MannKind Corp.	2,200	$(24,178)
Merck & Co., Inc.	8,600	(497,510)
Neuralstem, Inc.	900	(3,798)
Orexigen Therapeutics, Inc.	1,600	(9,888)
Peregrine Pharmaceuticals, Inc.	100	(188)
Pharmacyclics, Inc.	1,000	(89,710)
Raptor Pharmaceutical Corp.	100	(1,155)
Sarepta Therapeutics, Inc.	700	(20,853)
Spectrum Pharmaceuticals, Inc.	100	(813)
Synergy Pharmaceuticals, Inc.	1,100	(4,477)
Synta Pharmaceuticals Corp.	1,100	(4,499)
Theravance, Inc.	200	(5,956)
Valeant Pharmaceuticals International, Inc.	1,500	(189,180)
Vanda Pharmaceuticals, Inc.	900	(14,562)
Vertex Pharmaceuticals, Inc.	400	(37,872)
Zoetis, Inc.	14,400	(464,688)

		(3,724,304)

Chemicals — (0.2)%
Axiall Corp.	200	(9,454)
EI du Pont de Nemours & Co.	1,000	(65,440)
FMC Corp.	2,200	(156,618)
Monsanto Co.	1,300	(162,162)
Sigma-Aldrich Corp.	3,200	(324,736)

		(718,410)

Construction Materials — (0.2)%
Trex Co., Inc.	17,400	(501,468)

Consumer Discretionary Services — (0.2)%
Healthcare Services Group, Inc.	100	(2,944)
HMS Holdings Corp.	24,800	(506,168)
Rollins, Inc.	100	(3,000)
Weight Watchers International, Inc.	1,000	(20,170)

		(532,282)

Consumer Products — (0.4)%
Boulder Brands, Inc.	400	(5,672)
Brown-Forman Corp. Class B	200	(18,834)
Church & Dwight Co., Inc.	500	(34,975)
Clearwater Paper Corp.	3,500	(216,020)
Coca-Cola Co. (The)	2,700	(114,372)
Colgate-Palmolive Co.	6,400	(436,352)
Diamond Foods, Inc.	900	(25,380)
Dr Pepper Snapple Group, Inc.	100	(5,858)
Elizabeth Arden, Inc.	1,400	(29,988)
Harbinger Group, Inc.	800	(10,160)
Hormel Foods Corp.	700	(34,545)
Kimberly-Clark Corp.	500	(55,610)
Molson Coors Brewing Co. Class B	1,700	(126,072)
Mondelez International, Inc. Class A	600	(22,566)
Philip Morris International, Inc.	100	(8,431)
Post Holdings, Inc.	3,400	(173,094)
Procter & Gamble Co. (The)	100	(7,859)

		(1,325,788)

Containers & Packaging — (0.1)%
3M Co.	2,000	(286,480)

Distribution/Wholesale – Consumer Staples — (0.0)%
United Natural Foods, Inc.	900	(58,590)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Electrical Equipment — (0.0)%
Capstone Turbine Corp.	200	$(302)
InvenSense, Inc.	700	(15,883)

		(16,185)

Hardware — (0.3)%
Aruba Networks, Inc.	10,400	(182,208)
CalAmp Corp.	2,200	(47,652)
Diebold, Inc.	300	(12,051)
Extreme Networks, Inc.	900	(3,996)
Finisar Corp.	3,000	(59,250)
Gigamon, Inc.	900	(17,226)
Microvision, Inc.	100	(201)
Stratasys Ltd.	4,300	(488,609)
Violin Memory, Inc.	200	(886)

		(812,079)

Health Care Facilities/Services — (0.5)%
AmerisourceBergen Corp.	800	(58,128)
BioScrip, Inc.	2,400	(20,016)
Community Health Systems, Inc.	600	(27,222)
DaVita HealthCare Partners, Inc.	8,200	(593,024)
Express Scripts Holding Co.	11,100	(769,563)
Kindred Healthcare, Inc.	100	(2,310)
Neostem, Inc.	1,000	(6,520)
Quest Diagnostics, Inc.	3,100	(181,939)

		(1,658,722)

Home & Office Products — (0.2)%
Beazer Homes USA, Inc.	100	(2,098)
Fortune Brands Home & Security, Inc.	100	(3,993)
Hovnanian Enterprises, Inc. Class A	14,800	(76,220)
KB Home	2,900	(54,172)
Masonite International Corp.	8,900	(500,714)
MDC Holdings, Inc.	1,400	(42,406)
William Lyon Homes Class A	100	(3,044)

		(682,647)

Institutional Financial Service — (0.5)%
Bank of New York Mellon Corp. (The)	500	(18,740)
FXCM, Inc. Class A	3,400	(50,864)
Goldman Sachs Group, Inc. (The)	2,900	(485,576)
IntercontinentalExchange Group, Inc.	1,700	(321,130)
JPMorgan Chase & Co.	500	(28,810)
Morgan Stanley	15,700	(507,581)

		(1,412,701)

Insurance — (0.2)%
Ambac Financial Group, Inc.	400	(10,924)
American International Group, Inc.	9,100	(496,678)
Berkshire Hathaway, Inc. Class B	200	(25,312)
HCC Insurance Holdings, Inc.	200	(9,788)
Hilltop Holdings, Inc.	400	(8,504)
Markel Corp.	100	(65,564)
Marsh & McLennan Cos., Inc.	400	(20,728)
Torchmark Corp.	700	(57,344)
Travelers Cos., Inc. (The)	200	(18,814)

		(713,656)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Iron & Steel — (0.0)%
AK Steel Holding Corp.	3,300	$(26,268)
Allegheny Technologies, Inc.	100	(4,510)
Arch Coal, Inc.	15,700	(57,305)
Cliffs Natural Resources, Inc.	400	(6,020)
Nucor Corp.	100	(4,925)

		(99,028)

Leisure Products — (0.0)%
Callaway Golf Co.	100	(832)

Machinery — (0.1)%
Adept Technology, Inc.	100	(1,049)
Briggs & Stratton Corp.	11,500	(235,290)
Caterpillar, Inc.	1,000	(108,670)
Manitowoc Co., Inc. (The)	1,000	(32,860)
Titan International, Inc.	100	(1,682)

		(379,551)

Manufactured Goods — (0.1)%
NCI Building Systems, Inc.	100	(1,943)
Proto Labs, Inc.	500	(40,960)
Valmont Industries, Inc.	900	(136,755)

		(179,658)

Media Content — (0.6)%
ChannelAdvisor Corp.	100	(2,636)
Gannett Co., Inc.	300	(9,393)
Global Eagle Entertainment, Inc.	100	(1,240)
Groupon, Inc.	12,300	(81,426)
HomeAway, Inc.	300	(10,446)
Liberty Media Corp.	1,600	(218,688)
Lions Gate Entertainment Corp.	2,000	(57,160)
Millennial Media, Inc.	2,000	(9,980)
Pandora Media, Inc.	14,000	(413,000)
RetailMeNot, Inc.	100	(2,661)
Sinclair Broadcast Group, Inc. Class A	200	(6,950)
Twitter, Inc.	1,200	(49,164)
Walt Disney Co. (The)	6,000	(514,440)
World Wrestling Entertainment, Inc. Class A	3,600	(42,948)
Yelp, Inc.	4,300	(329,724)

		(1,749,856)

Medical Equipment/Devices — (1.1)%
ABIOMED, Inc.	3,700	(93,018)
BioTelemetry, Inc.	1,200	(8,604)
Boston Scientific Corp.	29,600	(377,992)
Cepheid, Inc.	900	(43,146)
Cerus Corp.	600	(2,490)
CR Bard, Inc.	2,500	(357,525)
DexCom, Inc.	2,600	(103,116)
Edwards Lifesciences Corp.	1,700	(145,928)
Exact Sciences Corp.	100	(1,703)
Fluidigm Corp.	100	(2,940)
Hologic, Inc.	14,700	(372,645)
Insulet Corp.	13,300	(527,611)
Medtronic, Inc.	5,900	(376,184)
Navidea Biopharmaceuticals, Inc.	100	(148)
Varian Medical Systems, Inc.	4,200	(349,188)
Waters Corp.	5,300	(553,532)

		(3,315,770)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Metals & Mining — (0.0)%
Freeport-McMoRan Copper & Gold, Inc.	800	$(29,200)
Hecla Mining Co.	100	(345)
Molycorp, Inc.	1,900	(4,883)
Thompson Creek Metals Co., Inc.	100	(296)

		(34,724)

Oil, Gas & Coal — (0.8)%
Alon USA Energy, Inc.	1,100	(13,684)
Alpha Natural Resources, Inc.	400	(1,484)
Anadarko Petroleum Corp.	1,400	(153,258)
Antero Resources Corp.	600	(39,378)
Apache Corp.	900	(90,558)
CARBO Ceramics, Inc.	300	(46,236)
Chevron Corp.	3,400	(443,870)
Clean Energy Fuels Corp.	1,100	(12,892)
Cobalt International Energy, Inc.	19,200	(352,320)
Comstock Resources, Inc.	3,700	(106,708)
Delek US Holdings, Inc.	1,800	(50,814)
Emerald Oil, Inc.	5,900	(45,135)
Endeavour International Corp.	400	(548)
EXCO Resources, Inc.	18,000	(106,020)
Exxon Mobil Corp.	4,900	(493,332)
FX Energy, Inc.	800	(2,888)
Goodrich Petroleum Corp.	200	(5,520)
Gulfport Energy Corp.	900	(56,520)
Peabody Energy Corp.	3,300	(53,955)
PetroQuest Energy, Inc.	400	(3,008)
Phillips 66	200	(16,086)
Quicksilver Resources, Inc.	9,000	(24,030)
SandRidge Energy, Inc.	1,300	(9,295)
Schlumberger Ltd.	1,300	(153,335)
Stone Energy Corp.	300	(14,037)
Ultra Petroleum Corp.	200	(5,938)
W&T Offshore, Inc.	700	(11,459)

		(2,312,308)

Real Estate Investment Trusts (REITs) — (0.3)%
American Realty Capital Properties, Inc.	41,700	(522,501)
Campus Crest Communities, Inc.	6,800	(58,888)
Chatham Lodging Trust	300	(6,570)
Digital Realty Trust, Inc.	1,800	(104,976)
Extra Space Storage, Inc.	100	(5,325)
Gramercy Property Trust, Inc.	2,400	(14,520)
Health Care REIT, Inc.	1,200	(75,204)
Mack-Cali Realty Corp.	100	(2,148)
Medical Properties Trust, Inc.	400	(5,296)
National Retail Properties, Inc.	100	(3,719)
Pebblebrook Hotel Trust	100	(3,696)
Realty Income Corp.	5,500	(244,310)
STAG Industrial, Inc.	200	(4,802)
Summit Hotel Properties, Inc.	3,100	(32,860)
Winthrop Realty Trust	100	(1,535)

		(1,086,350)

Real Estate Operation & Services — (0.0)%
Kennedy-Wilson Holdings, Inc.	400	(10,728)

Renewable Energy — (0.0)%
FuelCell Energy, Inc.	2,500	(6,000)
Pacific Ethanol, Inc.	400	(6,116)
Plug Power, Inc.	400	(1,872)
Silver Spring Networks, Inc.	400	(5,332)
SolarCity Corp.	1,100	(77,660)
Solazyme, Inc.	1,200	(14,136)
Universal Display Corp.	100	(3,210)

		(114,326)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Retail Discretionary — (0.3)%
Advance Auto Parts, Inc.	500	$(67,460)
Amazon.com, Inc.	400	(129,912)
American Apparel, Inc.	800	(720)
Avis Budget Group, Inc.	1,786	(106,606)
Bon-Ton Stores, Inc. (The)	100	(1,031)
Cabela’s, Inc.	8,400	(524,160)
Home Depot, Inc. (The)	300	(24,288)
Kohl’s Corp.	100	(5,268)
Lithia Motors, Inc. Class A	200	(18,814)
Lowe’s Cos., Inc.	200	(9,598)
Lumber Liquidators Holdings, Inc.	100	(7,595)
PHH Corp.	400	(9,192)
Tile Shop Holdings, Inc.	100	(1,529)
zulily, Inc. Class A	100	(4,095)

		(910,268)

Retail Staples — (0.1)%
Casey’s General Stores, Inc.	300	(21,087)
CVS Caremark Corp.	1,400	(105,518)
Wal-Mart Stores, Inc.	300	(22,521)
Whole Foods Market, Inc.	200	(7,726)

		(156,852)

Semiconductors — (0.1)%
Advanced Micro Devices, Inc.	300	(1,257)
Cavium, Inc.	400	(19,864)
Cypress Semiconductor Corp.	500	(5,455)
GT Advanced Technologies, Inc.	7,600	(141,360)

		(167,936)

Software — (0.6)%
BroadSoft, Inc.	300	(7,917)
Concur Technologies, Inc.	500	(46,670)
Cornerstone OnDemand, Inc.	900	(41,418)
Dealertrack Technologies, Inc.	8,600	(389,924)
FireEye, Inc.	6,000	(243,300)
Glu Mobile, Inc.	12,000	(60,000)
Imperva, Inc.	1,100	(28,798)
Infoblox, Inc.	100	(1,315)
Interactive Intelligence Group, Inc.	200	(11,226)
Microsoft Corp.	1,400	(58,380)
Mitek Systems, Inc.	200	(666)
NetSuite, Inc.	100	(8,688)
Oracle Corp.	12,400	(502,572)
Qlik Technologies, Inc.	1,200	(27,144)
Rally Software Development Corp.	600	(6,534)
salesforce.com, Inc.	100	(5,808)
ServiceNow, Inc.	4,500	(278,820)
Solera Holdings, Inc.	100	(6,715)
Splunk, Inc.	3,200	(177,056)
Vringo, Inc.	2,200	(7,524)

		(1,910,475)

Specialty Finance — (0.8)%
Ally Financial, Inc.	5,000	(119,550)
American Express Co.	5,200	(493,324)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Ares Commercial Real Estate Corp.	1,900	$(23,579)
Blackhawk Network Holdings, Inc.	200	(5,644)
Blackstone Mortgage Trust, Inc. Class A	700	(20,300)
Capital One Financial Corp.	2,900	(239,540)
CIT Group, Inc.	7,000	(320,320)
Colony Financial, Inc.	100	(2,322)
CYS Investments, Inc.	7,500	(67,650)
Ellie Mae, Inc.	100	(3,113)
Fidelity National Financial, Inc. Class A	1,900	(62,244)
Invesco Mortgage Capital, Inc.	2,400	(41,664)
Leucadia National Corp.	19,100	(500,802)
Medley Capital Corp.	10,300	(134,518)
MGIC Investment Corp.	1,800	(16,632)
MoneyGram International, Inc.	100	(1,473)
Navient Corp.	9,000	(159,390)
Ocwen Financial Corp.	2,100	(77,910)
Portfolio Recovery Associates, Inc.	100	(5,953)
WageWorks, Inc.	1,400	(67,494)
Walter Investment Management Corp.	1,800	(53,604)
Western Asset Mortgage Capital Corp.	7,600	(107,692)

		(2,524,718)

Technology Services — (0.0)%
Automatic Data Processing, Inc.	300	(23,784)
Bottomline Technologies de, Inc.	300	(8,976)
CoStar Group, Inc.	200	(31,634)
International Business Machines Corp.	100	(18,127)
Medidata Solutions, Inc.	600	(25,686)
Thomson Reuters Corp.	600	(21,816)

		(130,023)

Telecommunications — (0.3)%
Akamai Technologies, Inc.	4,000	(244,240)
DigitalGlobe, Inc.	18,600	(517,080)
Gogo, Inc.	300	(5,868)
NII Holdings, Inc.	300	(165)
RingCentral, Inc. Class A	1,000	(15,130)
Sprint Corp.	300	(2,559)
T-Mobile US, Inc.	1,200	(40,344)
Verizon Communications, Inc.	400	(19,572)

		(844,958)

Transportation & Logistics — (0.1)%
Baltic Trading Ltd.	600	(3,588)
Genesee & Wyoming, Inc. Class A	1,500	(157,500)
XPO Logistics, Inc.	2,900	(82,998)

		(244,086)

Transportation Equipment — (0.2)%
Navistar International Corp.	200	(7,496)
Trinity Industries, Inc.	11,800	(515,896)

		(523,392)

Travel Lodging & Dining — (0.3)%
Boyd Gaming Corp.	12,100	(146,773)
Dunkin’ Brands Group, Inc.	2,000	(91,620)
Krispy Kreme Doughnuts, Inc.	100	(1,598)
Marriott International, Inc. Class A	2,800	(179,480)
Scientific Games Corp. Class A	1,700	(18,904)
Sonic Corp.	22,600	(499,008)

		(937,383)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Utilities — (0.4)%
ALLETE, Inc.	300	$(15,405)
Aqua America, Inc.	300	(7,866)
Atlantic Power Corp.	4,400	(18,040)
Dominion Resources, Inc.	200	(14,304)
Duke Energy Corp.	5,000	(370,950)
Exelon Corp.	1,700	(62,016)
Great Plains Energy, Inc.	4,100	(110,167)
Hawaiian Electric Industries, Inc.	2,000	(50,640)
ITC Holdings Corp.	300	(10,944)
Laclede Group, Inc. (The)	700	(33,985)
National Fuel Gas Co.	100	(7,830)
NextEra Energy, Inc.	800	(81,984)
NiSource, Inc.	4,300	(169,162)
Northeast Utilities	1,300	(61,451)
NRG Energy, Inc.	2,500	(93,000)
NRG Yield, Inc. Class A	300	(15,615)
PG&E Corp.	700	(33,614)
PNM Resources, Inc.	200	(5,866)
PPL Corp.	500	(17,765)
UGI Corp.	100	(5,050)

		(1,185,654)

Waste & Environmental Service Equipment & Facility — (0.0)%
CLARCOR, Inc.	400	(24,740)

Total United States		(33,691,660)

TOTAL COMMON STOCK (PROCEEDS $38,823,702)		(39,285,368)

EXCHANGE-TRADED FUNDS — (3.3)%
Alerian MLP ETF	4,600	(87,400)
Consumer Staples Select Sector SPDR Fund	2,015	(89,909)
Financial Select Sector SPDR Fund	57,300	(1,303,002)
Health Care Select Sector SPDR Fund	10,600	(644,798)
Industrial Select Sector SPDR Fund	5,211	(281,707)
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,100	(846,746)
iShares Nasdaq Biotechnology ETF	1,406	(361,384)
iShares Russell 2000 ETF	14,414	(1,712,528)
Powershares QQQ Trust Series 1	5,300	(497,723)
SPDR S&P 500 ETF Trust	4,700	(919,884)
SPDR S&P Regional Banking ETF	37,900	(1,528,128)
Vanguard FTSE Developed Markets ETF	44,800	(1,908,032)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $10,128,178)		(10,181,241)

TOTAL SECURITIES SOLD SHORT — (16.2)% (PROCEEDS $48,951,880)		$(49,466,609)

Footnote Legend:

(a)	Non-income producing.
(b)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(c)	All or a portion of this security is earmarked to cover obligations related to derivative financial instruments and other financial instruments.
(d)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(f)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933.

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

(g)	Variable/floating interest rate security. Rate presented is as of June 30, 2014.
(h)	Security considered illiquid.
(i)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(j)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of June 30, 2014. Maturity date presented is the ultimate maturity.
(k)	Also represents cost for federal tax purposes.
(l)	Assets, other than investments in securities, net of other liabilities. A significant portion of this balance represents cash collateral for derivatives.
(m)	Security is perpetual in nature and has no stated maturity.

Options Written Contracts Outstanding as of June 30, 2014:

Exchange-Traded Call Options Written	Strike Price	Expiration Date	Contracts	Premium (Received)	Market Value	Unrealized Appreciation (Depreciation)
Apple, Inc.	97.00 USD	07/25/14	84	$(6,219)	$(9,240)	$(3,021)
Apple, Inc.	96.00 USD	07/25/14	203	(17,925)	(28,623)	(10,698)
DaVita HealthCare Partners, Inc.	70.00 USD	07/19/14	71	(15,241)	(18,460)	(3,219)
Facebook, Inc.	75.00 USD	07/19/14	47	(856)	(752)	104
Google, Inc.	585.00 USD	07/19/14	1	(589)	(1,464)	(875)
Salix Pharmaceuticals Ltd.	120.00 USD	07/19/14	7	(3,961)	(6,650)	(2,689)
				$(44,791)	$(65,189)	$(20,398)

Exchange-Traded Put Options Written	Strike Price	Expiration Date	Contracts	Premium (Received)	Market Value	Unrealized Appreciation (Depreciation)
Eurodollar Future	97.75 USD	03/14/16	19	$(4,212)	$(4,275)	$(63)
S&P 500 Index	1,625.00 USD	09/20/14	10	(3,790)	(2,000)	1,790
S&P 500 Index	1,550.00 USD	09/20/14	5	(1,120)	(700)	420
S&P 500 Index	1,600.00 USD	09/20/14	11	(3,399)	(2,255)	1,144
				$(12,521)	$(9,230)	$3,291

	Counterparty	Strike Index	Expiration Date	Notional Amount	Premium (Received)	Market Value	Unrealized Appreciation (Depreciation)

FX OTC Call Options Written
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.80 CNH	11/05/15	1,560,000 USD	$(7,414)	$(7,624)	$(210)
USD/JPY Currency	Morgan Stanley Capital Services LLC	105.00 JPY	12/30/14	2,020,000 USD	(18,705)	(11,970)	6,735
USD/JPY Currency	Morgan Stanley Capital Services LLC	110.00 JPY	12/30/14	2,020,000 USD	(4,585)	(2,317)	2,268
					$(30,704)	$(21,911)	$8,793

FX OTC Put Options Written
USD/BRL Currency	Morgan Stanley Capital Services LLC	2.40 BRL	12/31/15	240,000 USD	$(6,368)	$(8,054)	$(1,686)
USD/JPY Currency	Morgan Stanley Capital Services LLC	90.00 JPY	12/30/14	2,020,000 USD	(1,788)	(1,447)	341
					$(8,156)	$(9,501)	$(1,345)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

	Counterparty	Strike Index	Expiration Date	Notional Amount	Premium (Received)	Market Value	Unrealized Appreciation (Depreciation)

OTC Call Options Written
Pandora Media	Credit Suisse International	50.00 USD	01/15/16	120 USD	$(17,640)	$(24,179)	$(6,539)
Total Options Written Outstanding					$(113,812)	$(130,010)	$(16,198)

Reverse Repurchase Agreement Outstanding as of June 30, 2014

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (Europe) Limited	0.55%	06/23/2014	Open	$1,016,949	$1,017,073

Futures Contracts Outstanding at June 30, 2014

Description	Number of Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Long Futures
90-Day Bank Bill	30	ASX	30,000,000 AUD	09/10/15	$7,322
90-Day Euro	337	CME	84,250,000 USD	03/16/15	38,196
90-Day Sterling	130	NYSE-LIFFE	16,250,000 GBP	06/17/15	22,383
CAC40 10 Euro	34	Eurex	340 EUR	07/18/14	(47,366)
Canada 10-Year Bond	46	TSX	4,600,000 CAD	09/19/14	44,396
Cocoa	31	CME	310 USD	09/15/14	3,789
Coffee	6	CME	225,000 USD	09/18/14	3,693
Cotton No. 2	14	CME	700,000 USD	12/08/14	(23,985)
Euro-BTP	94	Eurex	9,400,000 EUR	09/08/14	109,959
Euro-Oat	74	Eurex	7,400,000 EUR	09/08/14	184,384
FTSE/JSE Top 40	25	Safex	250 ZAR	09/18/14	(945)
Gold 100 OZ	3	CME	300 USD	08/27/14	17,321
Hang Seng Index	10	SEHK	500 HKD	07/30/14	3,047
IBEX 35 Index	11	Eurex	110 EUR	07/18/14	(13,835)
Long Gilt	1	NYSE-LIFFE	100,000 GBP	09/26/14	1,556
Mex Bolsa Index	20	BMV	200 MXN	09/19/14	1,115
Natural Gas	8	CME	80,000 USD	07/29/14	(19,752)
S&P 500 E-Mini Index	6	CME	300 USD	09/19/14	6,911
S&P/TSX 60 Index	9	TSX	1,800 CAD	09/18/14	12,891
SGX CNX Nifty	78	CME	156 USD	07/31/14	(2,815)
Soybean	10	CME	50,000 USD	11/14/14	(25,220)
Soybean Meal	32	CME	3,200 USD	12/12/14	(72,003)
SPI 200	20	ASX	500 AUD	09/18/14	1,806
Sugar 11	22	CME	2,464,000 USD	09/30/14	2,897
Topix Index	1	TSE	10,000 JPY	09/11/14	2,024
U.S. Treasury 10-Year Note	22	CME	2,200,000 USD	09/19/14	27,323
Wheat	14	CME	70,000 USD	09/12/14	(8,870)

					$276,222

Short Futures
3 Month Euro	263	NYSE-LIFFE	65,750,000 CHF	06/15/15	$5,726
3 Month Euribor	178	NYSE-LIFFE	44,500,000 EUR	06/15/15	(10,985)
90 Day Eurodollar	1	CME	250,000 USD	09/16/19	(278)
90 Day Eurodollar	1	CME	250,000 USD	09/15/14	(3)
90 Day Eurodollar	1	CME	250,000 USD	09/14/15	(171)
90 Day Eurodollar	1	CME	250,000 USD	12/15/14	(21)
90 Day Eurodollar	1	CME	250,000 USD	03/16/15	(53)
90 Day Eurodollar	1	CME	250,000 USD	12/14/15	(234)
90 Day Eurodollar	1	CME	250,000 USD	03/19/18	(365)
90 Day Eurodollar	1	CME	250,000 USD	12/16/19	(265)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Description	Number of Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
90 Day Eurodollar	1	CME	250,000 USD	03/14/16	$(303)
90 Day Eurodollar	1	CME	250,000 USD	09/19/16	(365)
90 Day Eurodollar	1	CME	250,000 USD	12/19/16	(378)
90 Day Eurodollar	1	CME	250,000 USD	12/18/17	(390)
90 Day Eurodollar	1	CME	250,000 USD	09/18/17	(390)
Australia 10-Year Bond	97	ASX	9,700,000 AUD	09/15/14	(142,988)
Banker’s Acceptance	250	TSX	62,500,000 CAD	09/14/15	(17,403)
Brent Crude	8	NYMEX	8,000 USD	07/16/14	5,113
CBOE VIX	115	CME	115,000 USD	08/19/14	118,291
Copper	13	CME	325,000 USD	09/26/14	(52,055)
Corn	33	CME	165,000 USD	09/12/14	22,319
DAX Index	2	Eurex	50 EUR	09/19/14	2,220
DAX Index	3	Eurex	75 EUR	09/19/14	10,178
EuroBund	86	Eurex	8,600,000 EUR	09/08/14	(182,183)
Euro Stoxx 50	109	Eurex	1,090 EUR	09/19/14	36,065
Euro Stoxx 50	518	Eurex	5,180 EUR	09/19/14	239,509
Euro Stoxx 50	33	Eurex	330 EUR	09/19/14	17,635
FTSE 100 Index	5	NYSE-LIFFE	50 GBP	09/19/14	353
FTSE 100 Index	18	NYSE-LIFFE	180 GBP	09/19/14	2,460
FTSE/MIB Index	7	Eurex	35 EUR	09/19/14	33,011
Japan 10-Year Bond	14	TSE	1,400,000,000 JPY	09/10/14	(45,913)
Lean Hogs	17	CME	680,000 USD	08/14/14	(26,615)
Live Cattle	30	CME	1,200,000 USD	08/29/14	(36,288)
NASDAQ 100 E-Mini	34	CME	680 USD	09/19/14	(26,438)
Nikkei 225	2	TSE	2,000 JPY	09/11/14	(3,767)
NY Harbor ULSD	4	CME	168,000 USD	07/31/14	5,372
OMXS30 Index	59	STO	5,900 SEK	07/18/14	7,360
RBOB Gasoline	6	CME	252,000 USD	07/31/14	687
TOPIX Index	40	TSE	400,000 JPY	09/11/14	(60,797)
S&P 500 E-Mini Index	168	CME	8,400 USD	09/19/14	(112,929)
S&P 500 E-Mini Index	11	CME	550 USD	09/19/14	(7,025)
Silver	7	CME	35,000 USD	09/26/14	(50,671)
Soybean Oil	9	CME	540,000 USD	12/12/14	1,259
Swiss Market IX	34	Eurex	340 CHF	09/19/14	42,782
U.S. Treasury 10-Year Note	11	CME	1,100,000 USD	09/19/14	(8,325)

					$(237,258)

Total Futures Contracts Outstanding					$38,964

Foreign Currency Exchange Contracts Outstanding at June 30, 2014

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	590,000	MXN	3,368,900	Morgan Stanley Capital Services LLC	09/12/14	$3,248
BRL	206,500	MXN	1,195,222	Morgan Stanley Capital Services LLC	09/12/14	(99)
BRL	1,170,000	USD	513,248	Morgan Stanley Capital Services LLC	07/29/14	12,314
BRL	4,767,000	USD	2,153,117	State Street Bank And Trust Company	07/02/14	4,385
BRL	410,000	USD	184,328	Morgan Stanley Capital Services LLC	07/29/14	(157)
CHF	6,825	USD	7,652	Morgan Stanley & Co. LLC	09/30/14	51
CLP	22,372,000	USD	40,000	Morgan Stanley & Co. LLC	09/17/14	139
CNY	3,706,500	USD	600,000	Morgan Stanley Capital Services LLC	10/08/14	135
DKK	1,267,333	EUR	170,000	Morgan Stanley & Co. LLC	09/17/14	20
EUR	500,000	CHF	609,150	Morgan Stanley & Co. LLC	09/17/14	(2,526)
EUR	504,065	USD	686,084	Morgan Stanley Capital Services LLC	07/23/14	4,183
GBP	456,000	EUR	570,000	Morgan Stanley & Co. LLC	09/17/14	(817)
GBP	4,631,000	USD	7,852,185	State Street Bank And Trust Company	09/17/14	68,329
IDR	3,910,400,000	USD	320,000	Morgan Stanley Capital Services LLC	12/19/14	2,040
IDR	368,100,000	USD	30,000	Morgan Stanley Capital Services LLC	12/19/14	315
ILS	14,918,000	USD	4,312,246	State Street Bank And Trust Company	09/17/14	33,256

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	21,302,750	USD	350,000	Morgan Stanley Capital Services LLC	08/27/14	$1,658
INR	7,879,300	USD	130,000	Morgan Stanley Capital Services LLC	08/27/14	68
JPY	12,255,360	USD	120,000	Morgan Stanley & Co. LLC	07/01/14	975
JPY	362,784,000	USD	3,552,805	State Street Bank And Trust Company	09/17/14	30,278
JPY	11,658,292	USD	114,507	Morgan Stanley & Co. LLC	09/17/14	639
JPY	8,938,953	USD	87,959	Morgan Stanley & Co. LLC	09/17/14	328
JPY	12,241,440	USD	120,368	Morgan Stanley & Co. LLC	07/01/14	469
JPY	8,688,885	USD	85,716	Morgan Stanley & Co. LLC	09/17/14	101
JPY	8,623,343	USD	85,108	Morgan Stanley & Co. LLC	09/17/14	62
KRW	2,618,239,000	USD	2,548,164	State Street Bank And Trust Company	09/17/14	31,763
MXN	2,621,520	USD	200,000	Morgan Stanley & Co. LLC	09/17/14	1,028
MXN	61,199,000	USD	4,642,830	State Street Bank And Trust Company	09/17/14	49,823
MYR	226,604	USD	70,000	Morgan Stanley Capital Services LLC	09/17/14	385
NGN	249,375,000	USD	1,500,000	JPMorgan Chase Bank, N.A.	09/30/14	3,279
NOK	2,368,147	EUR	290,000	Morgan Stanley & Co. LLC	09/17/14	(12,246)
PHP	1,011,862	USD	23,000	Morgan Stanley Capital Services LLC	10/27/14	191
PLN	6,324,000	USD	2,057,422	State Street Bank And Trust Company	09/17/14	15,053
SEK	2,525,068	EUR	280,000	Morgan Stanley & Co. LLC	09/17/14	(5,885)
SEK	15,254,000	USD	2,294,028	State Street Bank And Trust Company	09/17/14	(12,812)
SGD	312,839	USD	250,000	Morgan Stanley & Co. LLC	09/17/14	902
TRY	1,588,000	USD	723,545	State Street Bank And Trust Company	09/17/14	14,302
ZAR	23,281,000	USD	2,117,764	State Street Bank And Trust Company	09/17/14	43,628
USD	6,525,182	AUD	7,033,000	State Street Bank And Trust Company	09/17/14	(70,567)
USD	2,107,707	BRL	4,767,000	State Street Bank And Trust Company	07/02/14	(49,795)
USD	2,133,459	BRL	4,767,000	State Street Bank And Trust Company	08/04/14	(3,874)
USD	2,668,554	CAD	2,904,000	State Street Bank And Trust Company	09/17/14	(47,839)
USD	576,156	CHF	516,750	Morgan Stanley & Co. LLC	09/30/14	(7,007)
USD	293,977	CHF	263,677	Morgan Stanley & Co. LLC	09/17/14	(3,558)
USD	1,553,569	CHF	1,397,000	State Street Bank And Trust Company	09/17/14	(22,789)
USD	80,000	CLP	45,180,000	Morgan Stanley & Co. LLC	09/17/14	(1,060)
USD	10,515,980	CZK	212,865,000	State Street Bank And Trust Company	09/17/14	(112,615)
USD	1,879,798	EUR	1,383,802	Morgan Stanley & Co. LLC	09/17/14	(15,575)
USD	1,857,540	EUR	1,371,000	State Street Bank And Trust Company	09/17/14	(20,312)
USD	686,612	EUR	504,065	Morgan Stanley Capital Services LLC	07/23/14	(3,655)
USD	135,972	EUR	99,736	Morgan Stanley & Co. LLC	09/17/14	(635)
USD	639,320	EUR	466,826	Morgan Stanley Capital Services LLC	08/04/14	21
USD	775,480	HKD	6,010,557	Morgan Stanley & Co. LLC	09/17/14	243
USD	330,000	HUF	75,289,500	Morgan Stanley Capital Services LLC	09/17/14	(1,992)
USD	135,000	HUF	30,636,900	Morgan Stanley Capital Services LLC	09/17/14	(94)
USD	240,000	JPY	24,496,800	Morgan Stanley & Co. LLC	07/01/14	(1,812)
USD	3,404,792	JPY	346,601,012	Morgan Stanley & Co. LLC	09/17/14	(18,484)
USD	120,426	JPY	12,241,440	Morgan Stanley & Co. LLC	09/17/14	(479)
USD	1,064,218	NZD	1,240,000	State Street Bank And Trust Company	09/17/14	(13,688)
USD	3,785,078	RUB	134,692,000	State Street Bank And Trust Company	09/17/14	(113,811)
USD	240,000	ZAR	2,637,864	Morgan Stanley Capital Services LLC	09/17/14	(4,920)

Total Forward Foreign Currency Exchange Contracts Outstanding						$(225,492)

OTC Total Return Swaps Outstanding at June 30, 2014

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
Airbus Group	12/29/15	Credit Suisse Securities (Europe) Limited	$1,039,380	$—
Amadeus IT Holding SA	12/28/15	Credit Suisse Securities (Europe) Limited	715,902	—
ArcelorMittal N.V.	12/28/15	Credit Suisse Securities (Europe) Limited	847,848	—
Atos	12/28/15	Credit Suisse Securities (Europe) Limited	205,855	—
Astrazeneca PLC	12/28/15	Credit Suisse Securities (Europe) Limited	781,807	(937)
Astrazeneca PLC	12/28/15	Credit Suisse Securities (Europe) Limited	268,534	—
Bayer AG	12/24/15	Credit Suisse Securities (Europe) Limited	1,079,805	—
Beiersdorf AG	12/24/15	Credit Suisse Securities (Europe) Limited	499,906	—
BNP Paribas SA	12/28/15	Credit Suisse Securities (Europe) Limited	503,998	—

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Bovespa Index Future	08/13/14	Morgan Stanley Capital Services LLC	$18	$(13,436)
BP PLC	12/28/15	Credit Suisse Securities (Europe) Limited	555,508	—
BT Group PLC	12/28/15	Credit Suisse Securities (Europe) Limited	271,845	3,603
Carrefour SA	12/28/15	Credit Suisse Securities (Europe) Limited	604,093	—
Credit Suisse Group AG REG	12/29/15	Credit Suisse Securities (Europe) Limited	638,633	—
Electicite De France EDF	12/28/15	Credit Suisse Securities (Europe) Limited	444,001	—
Enagas	12/28/15	Credit Suisse Securities (Europe) Limited	576,929	—
Enel SpA	12/28/15	Credit Suisse Securities (Europe) Limited	578,108	—
Enel SpA Italia	12/28/15	Credit Suisse Securities (Europe) Limited	742,239	—
Ericsson Telefon ADR	12/28/15	Credit Suisse Securities (Europe) Limited	234,906	—
Erste Bank	12/29/15	Credit Suisse Securities (Europe) Limited	501,444	—
Essilor International	06/19/19	Credit Suisse Securities (Europe) Limited	665,225	(14,139)
Fresenius Medical Care AG & Co. KGaA	12/24/15	Credit Suisse Securities (Europe) Limited	607,390	—
ING Groep NV	12/28/15	Credit Suisse Securities (Europe) Limited	756,048	—
Intesa San Paolo	12/28/15	Credit Suisse Securities (Europe) Limited	718,998	—
iShares MSCI Brazil ITX ETF	07/27/15	Credit Suisse Securities (Europe) Limited	14,334	—
Jazztel PLC	12/28/15	Credit Suisse Securities (Europe) Limited	878,268	—
Koninklijke KPN NV	12/28/15	Credit Suisse Securities (Europe) Limited	1,504,392	—
Linde AG	12/24/15	Credit Suisse Securities (Europe) Limited	621,370	—
Lloyds Banking Group PLC	12/28/15	Credit Suisse Securities (Europe) Limited	486,630	—
Lloyds Banking Group PLC	12/28/15	Credit Suisse Securities (Europe) Limited	926,670	(32,119)
London Stock Exchange Group	12/28/15	Credit Suisse Securities (Europe) Limited	792,438	—
Mead Johnson Nutrition	07/27/15	Credit Suisse Securities (Europe) Limited	482,527	—
Mediatek, Inc.	06/22/16	Morgan Stanley Capital Services LLC	206,080	(3,119)
Michelin	12/28/15	Credit Suisse Securities (Europe) Limited	478,538	—
Peugeot SA	12/28/15	Credit Suisse Securities (Europe) Limited	511,916	—
Prudential PLC	12/28/15	Credit Suisse Securities (Europe) Limited	685,513	—
Puma SE	12/24/15	Credit Suisse Securities (Europe) Limited	464,507	—
Rexel SA	12/28/15	Credit Suisse Securities (Europe) Limited	718,936	—
Reynolds American, Inc.	07/27/15	Credit Suisse Securities (Europe) Limited	243,392	—
Rolls Royce Holdings PLC	04/04/19	Credit Suisse Securities (Europe) Limited	320,378	19,230
Royal Bank of Scotland Group	04/04/19	Credit Suisse Securities (Europe) Limited	920,601	(27,290)
Royal Dutch Petroleum A	12/28/15	Credit Suisse Securities (Europe) Limited	1,101,278	—
RWE	12/24/15	Credit Suisse Securities (Europe) Limited	815,499	—
Safran SA	12/28/15	Credit Suisse Securities (Europe) Limited	732,578	—
Sanofi	12/28/15	Credit Suisse Securities (Europe) Limited	662,558	—
Shire PLC	12/28/15	Credit Suisse Securities (Europe) Limited	268,264	—
Shire PLC	12/28/15	Credit Suisse Securities (Europe) Limited	1,191,812	310,115
Shire PLC	08/12/15	Morgan Stanley Capital Services LLC	436,313	100,106
Smith & Nephew PLC	12/28/15	Credit Suisse Securities (Europe) Limited	187,897	—
Societe Generale Paris	12/28/15	Credit Suisse Securities (Europe) Limited	896,999	—
TIM Participacs ADR	07/27/15	Credit Suisse Securities (Europe) Limited	682,205	—
UBM PLC	12/28/15	Credit Suisse Securities (Europe) Limited	483,729	—
Vinci SA	12/28/15	Credit Suisse Securities (Europe) Limited	602,671	—
Vivendi	12/28/15	Credit Suisse Securities (Europe) Limited	442,456	—
Vodafone Group PLC	12/28/15	Credit Suisse Securities (Europe) Limited	2,217,646	—
WPP PLC	12/28/15	Credit Suisse Securities (Europe) Limited	497,048	—

Total Buys				$342,014

Sells
America Movil ADR	08/03/15	Credit Suisse Securities (Europe) Limited	37,350	—
AT&T, Inc.	07/27/15	Credit Suisse Securities (Europe) Limited	386,060	—
BT Group PLC	12/28/15	Credit Suisse Securities (Europe) Limited	39,523	—
Cap Gemini SA	12/28/15	Credit Suisse Securities (Europe) Limited	50,438	—
Danone	12/28/15	Credit Suisse Securities (Europe) Limited	276,213	—
Deutsche Tel	12/24/15	Credit Suisse Securities (Europe) Limited	219,071	—
Fresenius SE & Co. KgaA	08/11/15	Morgan Stanley Capital Services LLC	223,181	1,280
KOSPI2 Index Future	09/11/14	Morgan Stanley Capital Services LLC	5	1,779
Orange	12/28/15	Credit Suisse Securities (Europe) Limited	52,851	—
Pernod Ricard	12/28/15	Credit Suisse Securities (Europe) Limited	253,265	—
Russian RTS Index	09/18/14	Credit Suisse International	3	(6,431)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sainsbury PLC	12/28/15	Credit Suisse Securities (Europe) Limited	$235,152	$—
SAP AG	12/24/15	Credit Suisse Securities (Europe) Limited	25,022	—
Technip SA	12/28/15	Credit Suisse Securities (Europe) Limited	378,939	—
Telecom Italia SpA	12/28/15	Credit Suisse Securities (Europe) Limited	51,684	—
Telefonica SA	12/28/15	Credit Suisse Securities (Europe) Limited	251,514	—
Telenor AS	12/29/15	Credit Suisse Securities (Europe) Limited	116,883	—
Teliasonera AB	12/28/15	Credit Suisse Securities (Europe) Limited	101,118	—
Tesco PLC	12/28/15	Credit Suisse Securities (Europe) Limited	238,667	—
Veolia Environment SA	12/28/15	Credit Suisse Securities (Europe) Limited	363,318	—

Total Sells				$(3,372)

Total OTC Total Return Swaps Outstanding				$338,642

Centrally Cleared Interest Rate Swaps Outstanding at June 30, 2014

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month LIBOR	1.000%	09/19/16	Credit Suisse Securities (USA) LLC	3,255,000 USD	$(19,076)	$(14,709)	$(4,367)
Receives	Three-Month LIBOR	2.500%	09/17/19	Credit Suisse Securities (USA) LLC	8,131,000 USD	(171,156)	(126,586)	(44,570)
Pays	Three-Month LIBOR	3.250%	09/17/24	Credit Suisse Securities (USA) LLC	1,032,000 USD	52,042	41,228	10,814
Total Centrally Cleared Interest Rate Swaps Outstanding						$(138,190)	$(100,067)	$(38,123)

OTC Interest Rate Swaps Outstanding at June 30, 2014

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	BRL-CDI Rate	10.900%	07/01/15	Credit Suisse International	810,000 BRL	$209	$—	$209
Pays	BRL-CDI Rate	10.970%	07/01/15	Credit Suisse International	2,300,000 BRL	620	—	620
Receives	USD-LIBOR	1.655%	01/15/15	JPMorgan Chase Bank, N.A.	84,699,000 CNH	1,661	—	1,661
Receives	USD-LIBOR	1.450%	06/05/15	JPMorgan Chase Bank, N.A.	84,820,500 CNH	(5,728)	—	(5,728)
Total OTC Interest Rate Swaps Outstanding						$(3,238)	$—	$(3,238)

Abbreviation Legend:
ADR	American Depository Receipt
ASX	Australian Securities Exchange
BMV	Mexico Stock Exchange
BRL-CDI	Brazil Interbank Deposit Rate
CME	Chicago Mercantile Exchange
ETF	Exchange-Traded Fund
EUREX	European Stock Exchange
FTSE	Financial Times and Stock Exchange
FX	Foreign Exchange
LIBOR	London Interbank Offered Rate
NYMEX	New York Mercantile Exchange
OTC	Over the Counter

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

PIK	Payment in kind
REG S	Regulation-S
SAFEX	South African Futures Exchange
SEHK	Hong Kong Stock Exchange
SPDR	Standard and Poor’s Depository Receipt
STO	Stockholm Stock Exchange
TSE	Tokyo Stock Exchange
TSX	Toronto Stock Exchange
Currency Legend:
ARS	Argentina Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
CNH	Chinese Offshore Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Unaudited)

June 30, 2014

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of two series that have commenced operations, Blackstone Alternative Multi-Manager Fund and Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund is a non-diversified fund that commenced operations on June 16, 2014.

The Fund’s investment objective is to seek capital appreciation. The Investment Adviser (as defined below) seeks to achieve the Fund’s objective by allocating the Fund’s assets among a variety of non-traditional, or “alternative”, investment strategies. The Investment Adviser allocates the Fund’s assets among investment sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds and may also manage a portion of the Fund’s assets directly.

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd., (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Each of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”), and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), is a Delaware limited liability company. The Cayman Subsidiary is expected to invest, directly or indirectly through the use of derivatives, in securities and commodities interests. Domestic Subsidiary III and Domestic Subsidiary IV are each expected to invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The Consolidated Schedule of Investments include the Schedule of Investments of Blackstone Alternative Multi-Strategy Fund and Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the Subsidiaries.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and, pursuant to the investment management agreement, has engaged BAIA to manage the Fund’s day-to-day investment activities. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the Sub-Advisers. Each Sub-Adviser is responsible for the day-to-day management of the Fund’s assets that the Investment Adviser allocates to it. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the oversight of the Board).

The Fund and the Cayman Subsidiary are each a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 of the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary III and the Domestic Subsidiary IV, and such pools are not subject to regulation by the CFTC.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s Consolidated Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. All inter-company accounts and transactions have been eliminated in consolidation. The preparation of Consolidated Schedule of Investments in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates and these differences could be material.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

3. Significant Accounting Policies

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

Valuation Policy

For purposes of calculating the NAV, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments based on market quotations or at fair value. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e. the exit price) in an orderly transaction between market participants at the measurement date. The Board has established procedures for determining the fair value of securities, including securities sold short, and derivative financial instruments, and other investments (together the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management formed the Fair Value Committee (the “FVC”), which provides oversight of the valuation and pricing function of the Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined in good faith by the FVC, and such determinations shall be reported to the Board. Due to the inherent uncertainty of these estimates, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made as of June 30, 2014.

Fair Value Measurements

Current fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, and derivative financial instruments actively traded on recognized exchanges.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, foreign government obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; OTC derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts.

•

Level 3—pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. Securities traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price (long positions) or ask price (short positions) or the mean for exchange-traded options. If no bid or ask price is available, the prior days’ price will be used, unless it is determined that such prior days’ price no longer reflects fair value. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North and South America. The third-party fair valuation service provider calculates a factor that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of June 30, 2014, no such adjustments have been made.

OTC Derivative Financial Instruments

Derivative financial instruments, such as forward foreign currency exchange contracts, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the product and the terms of the transaction, the value of derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. Treasury obligations, foreign debt obligations, bank loans, and trade claims, are normally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Securities and Other Investments

Bank Loans

The Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage-related securities (residential and commercial) and ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), collateralized debt obligations (“CDO”), and other securities that directly or indirectly represent a participation, or are secured by and payable from mortgage loans on real property. Mortgage related and other ABS represent interests in pools of mortgages, loans or other assets. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. Although ABS and CMBS generally experience less prepayment risk than RMBS, each RMBS, CMBS and ABS, like traditional fixed-income securities, are subject to credit, interest rate, prepayment, and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in ABS are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the U.S Government.

Mortgage-backed securities may be either pass-through securities or CMO. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMO are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a stock borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Upon entering into a Short Sale, the Fund establishes a liability to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short. Unrealized appreciation or depreciation for the difference between the proceeds received and the fair value of the open Short Sale position is recorded as net unrealized appreciation or depreciation from securities sold short. A realized gain or loss is recognized when the short position is closed as a realized gain or loss on securities sold short.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of June 30, 2014, the face value including accrued interest of open reverse repurchase agreements was $1,017,073.

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by the Fund’s agent; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investments. Income from securities lending is included in investment income. As of June 30, 2014, the market value of securities loaned amounted to $503,480, and the Fund had received cash collateral of $514,615.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or over-the-counter. The following disclosures contain information on how the Fund uses derivative financial instruments and how the derivative financial instruments affect the Fund’s financial positions, results of operations and cash flows. The derivative financial instruments outstanding as of period end are disclosed in the Fund’s Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forward foreign currency exchange contracts are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a forward foreign currency contract fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. These contracts involve market and/or credit risk in excess of the amount recognized.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund purchases and writes call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Fund may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for Swaps are identified in the Consolidated Schedule of Investments.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. A Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability. An upfront payment made by the Fund is recorded as an asset. OTC and centrally cleared interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swap agreements to obtain exposure to a security, index or market without owning such security or investing directly in that security, index or market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Credit Default Swaps: The Fund may enter into OTC credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

In an OTC credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset. Periodic payments received or paid by Fund are recorded as realized gains or losses. OTC credit default swap contracts are marked to market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed in the Fund’s Consolidated Schedule of Investments.

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of June 30, 2014:

Asset Description:	Level 1	Level 2	Level 3	Total
Investment in Securities:
Common Stock	$111,847,384	$—	$82,076	$111,929,460
Preferred Stock	141,033	—	—	141,033
Asset-Backed Securities	—	6,655,209	—	6,655,209
Convertible Bonds	—	159,729	—	159,729
Corporate Bonds & Notes	—	22,829,851	—	22,829,851
Foreign Government	—	7,008,294	—	7,008,294
Mortgage-Backed Securities	—	10,897,310	—	10,897,310
U.S. Government Sponsored Agency Securities	—	6,335,047	—	6,335,047
Exchange-Traded Funds	285,202	—	—	285,202
Purchased Options	561,396	251,080	—	812,476
Total Investment in Securities	$112,835,015	$54,136,520	$82,076	$167,053,611

Forward Foreign Currency Exchange Contracts	—	323,611	—	323,611
Futures Contracts	1,041,353	—	—	1,041,353
OTC Total Return Swaps	—	436,113	—	436,113
Interest Rate Swaps	—	54,532	—	54,532
Total Assets	$113,876,368	$54,950,776	$82,076	$168,909,220

Liability Description:	Level 1	Level 2	Level 3	Total
Securities Sold Short	$49,466,609	$—	$—	$49,466,609
Options Written	74,419	55,591	—	130,010
Reverse Repurchase Agreements	—	1,017,073	—	1,017,073
Securities Lending Collateral	—	514,615	—	514,615
Forward Foreign Currency Exchange Contracts	—	549,103	—	549,103
Futures Contracts	1,002,389	—	—	1,002,389
OTC Total Return Swaps	—	97,471	—	97,471
Interest Rate Swaps	—	195,960	—	195,960
Total Liabilities	$50,543,417	$2,429,813	$—	$52,973,230

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Asset Description: Investment in Securities – Common Stock
Balance as of June 16, 2014	$—
Purchases	81,809
Sales	—
Transfers In	—
Transfers Out	—
Net realized gain (loss)	—
Net change in unrealized appreciation	267

Balance as of June 30, 2014	$82,076

Net change in unrealized appreciation related to investments still held as of June 30, 2014	$267

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone Alternative Investment Funds

By:	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

August 29, 2014

By:	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

August 29, 2014